UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/16 (Unaudited)

COMMON STOCKS (64.3%)(a)
			Shares	Value

Banking (4.3%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			589,197	$972,126

Access National Corp.			8,229	160,548

Aozora Bank, Ltd. (Japan)			115,000	397,339

Australia & New Zealand Banking Group, Ltd. (Australia)			24,058	438,650

Banc of California, Inc.			10,443	189,018

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			18,315	485,348

Banco Santander SA (Spain)			416,170	1,620,320

Bank Hapoalim BM (Israel)			33,546	169,332

Bank of China, Ltd. (China)			2,410,000	963,994

Bank of Ireland (Ireland)(NON)			807,761	168,331

Bank of Montreal (Canada)			8,200	520,136

Bank of New York Mellon Corp. (The)			156,800	6,091,680

Bank of Nova Scotia (The) (Canada)			10,900	534,138

Bank of Queensland, Ltd. (Australia)			23,203	184,836

Bank Tabungan Negara Persero Tbk PT (Indonesia)			5,414,100	707,838

BNP Paribas SA/New York, NY (France)			62,874	2,826,688

BofI Holding, Inc.(NON)(S)			20,180	357,388

Canadian Imperial Bank of Commerce (Canada)			6,000	450,668

Capital One Financial Corp.			9,500	603,345

Cardinal Financial Corp.			15,845	347,639

Citigroup, Inc.			269,400	11,419,866

Citizens & Northern Corp.			10,244	207,134

Commercial International Bank Egypt SAE GDR (Egypt)			169,812	604,892

Concordia Financial Group, Ltd. (Japan)(NON)			170,600	667,558

Credicorp, Ltd. (Peru)			9,780	1,509,347

Credit Suisse Group AG (Switzerland)			10,720	114,236

Customers Bancorp, Inc.(NON)			21,960	551,855

Danske Bank A/S (Denmark)			8,437	223,570

DNB ASA (Norway)			12,694	153,472

East West Bancorp, Inc.			15,139	517,451

Enterprise Financial Services Corp.			6,981	194,700

Farmers Capital Bank Corp.			7,422	202,992

FCB Financial Holdings, Inc. Class A(NON)			16,213	551,242

Fidelity Southern Corp.			22,553	353,406

Financial Institutions, Inc.			10,581	275,847

First BanCorp. (Puerto Rico)(NON)			152,486	605,369

First Community Bancshares, Inc.			9,993	224,243

FirstMerit Corp.			12,448	252,321

Flagstar Bancorp, Inc.(NON)			10,529	257,013

Flushing Financial Corp.			10,486	208,462

Franklin Financial Network, Inc.(NON)			8,226	257,967

Fukuoka Financial Group, Inc. (Japan)			96,000	315,737

Great Southern Bancorp, Inc.			9,371	346,446

Grupo Financiero Banorte SAB de CV (Mexico)			428,077	2,392,495

Grupo Supervielle SA ADR (Argentina)(NON)(S)			59,805	764,906

Hanmi Financial Corp.			20,980	492,820

Heartland Financial USA, Inc.			7,096	250,418

Horizon Bancorp			7,978	200,567

ING Groep NV GDR (Netherlands)			84,151	874,650

JPMorgan Chase & Co.			374,077	23,245,145

Lakeland Bancorp, Inc.			28,005	318,697

Lloyds Banking Group PLC (United Kingdom)			137,644	101,214

MainSource Financial Group, Inc.			15,752	347,332

Meta Financial Group, Inc.			5,810	296,078

Metro Bank PLC (United Kingdom)(NON)			14,237	345,600

Mitsubishi UFJ Financial Group, Inc. (Japan)			461,300	2,056,166

Moneta Money Bank AS (Czech Republic)(NON)			309,402	910,987

Opus Bank			9,359	316,334

Pacific Premier Bancorp, Inc.(NON)			9,918	238,032

PacWest Bancorp			4,225	168,071

Peoples Bancorp, Inc.			9,773	212,954

Permanent TSB Group Holdings PLC (Ireland)(NON)			138,893	261,498

PNC Financial Services Group, Inc. (The)			6,100	496,479

Popular, Inc. (Puerto Rico)			70,107	2,054,135

Raiffeisen Bank International AG (Austria)(NON)			16,236	204,350

Regions Financial Corp.			314,000	2,672,140

Republic Bancorp, Inc. Class A			6,355	175,589

Resona Holdings, Inc. (Japan)			425,500	1,549,980

Sberbank of Russia PJSC ADR (Russia)			288,733	2,523,231

Skandinaviska Enskilda Banken AB (Sweden)			21,810	189,542

Societe Generale SA (France)			39,336	1,243,127

Sumitomo Mitsui Financial Group, Inc. (Japan)			98,700	2,829,755

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			139,000	449,845

Suruga Bank, Ltd. (Japan)			5,300	119,680

Swedbank AB Class A (Sweden)			10,289	215,221

Talmer Bancorp, Inc. Class A			17,450	334,517

TCF Financial Corp.			32,834	415,350

Turkiye Garanti Bankasi AS (Turkey)			374,110	998,295

U.S. Bancorp			6,000	241,980

United Community Banks, Inc.			10,539	192,758

Virgin Money Holdings UK PLC (United Kingdom)			57,146	191,920

Wells Fargo & Co.			151,182	7,155,444

Western Alliance Bancorp(NON)			14,647	478,225

Woori Bank (South Korea)			28,342	235,612

Zions Bancorporation			11,240	282,461

				97,248,088
Basic materials (2.7%)

Aceto Corp.			7,261	158,943

Adecoagro SA (Argentina)(NON)			69,100	758,027

Adhi Karya Persero Tbk PT (Indonesia)			2,964,800	623,814

Akzo Nobel NV (Netherlands)			12,806	805,665

Amcor, Ltd. (Australia)			67,422	754,029

American Vanguard Corp.(NON)			30,142	455,446

AngloGold Ashanti, Ltd. (South Africa)(NON)			58,582	1,065,969

Asahi Kasei Corp. (Japan)			108,000	748,392

Axalta Coating Systems, Ltd.(NON)			80,200	2,127,706

BASF SE (Germany)			42,086	3,210,619

Beacon Roofing Supply, Inc.(NON)			12,530	569,739

Bemis Co., Inc.			1,800	92,682

BHP Billiton, Ltd. (Australia)			41,834	595,837

Boliden AB (Sweden)			9,383	182,280

Braskem SA Class A (Preference) (Brazil)			81,387	482,398

Cabot Corp.			18,899	862,928

Cambrex Corp.(NON)			10,380	536,957

Cemex SAB de CV ADR (Mexico)(NON)(S)			161,092	993,938

Chemtura Corp.(NON)			16,245	428,543

Chicago Bridge & Iron Co. NV			9,704	336,050

China State Construction International Holdings, Ltd. (China)			592,000	784,516

CIMIC Group, Ltd. (Australia)			17,157	459,493

Compagnie De Saint-Gobain (France)			5,018	192,096

Continental Building Products, Inc.(NON)			27,453	610,280

Covestro AG (Germany)			5,260	234,383

CRH PLC (Ireland)			7,204	207,740

Daicel Corp. (Japan)			23,600	244,087

Dominion Diamond Corp. (Canada)			10,600	93,704

Domtar Corp.			8,906	311,799

Dow Chemical Co. (The)			5,000	248,550

Ems-Chemie Holding AG (Switzerland)			965	499,028

EVA Precision Industrial Holdings, Ltd. (China)			4,538,000	436,647

Evonik Industries AG (Germany)			33,581	999,530

Fortescue Metals Group, Ltd. (Australia)			109,991	296,041

Glencore PLC (United Kingdom)			207,547	424,047

Golden Agri-Resources, Ltd. (Singapore)			773,100	202,699

Graphic Packaging Holding Co.			158,500	1,987,590

Hitachi Chemical Co., Ltd. (Japan)			27,800	515,331

Hitachi Metals, Ltd. (Japan)			13,500	136,588

Innophos Holdings, Inc.			6,072	256,299

IRB Infrastructure Developers, Ltd. (India)			315,565	998,525

KapStone Paper and Packaging Corp.			18,950	246,540

Koppers Holdings, Inc.(NON)			27,021	830,355

Kraton Performance Polymers, Inc.(NON)			7,596	212,156

Kumagai Gumi Co., Ltd. (Japan)			160,000	450,367

Kuraray Co., Ltd. (Japan)			37,000	440,033

LSB Industries, Inc.(NON)(S)			5,710	68,977

LyondellBasell Industries NV Class A			153,698	11,438,205

Minerals Technologies, Inc.			8,359	474,791

Mitsubishi Gas Chemical Co., Inc. (Japan)			57,000	295,663

Mitsubishi Materials Corp. (Japan)			167,000	397,779

Newcrest Mining, Ltd. (Australia)(NON)			7,704	132,476

Nine Dragons Paper Holdings, Ltd. (China)			1,177,000	898,014

Nippon Steel & Sumitomo Metal Corp. (Japan)			29,300	559,889

Northern Star Resources, Ltd. (Australia)			63,187	233,322

Oji Holdings Corp. (Japan)			76,000	291,462

Orion Engineered Carbons SA (Luxembourg)			20,877	331,736

Patrick Industries, Inc.(NON)			13,923	839,418

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			67,662	832,778

Reliance Steel & Aluminum Co.			21,400	1,645,660

Rio Tinto PLC (United Kingdom)			9,808	303,166

Salmar ASA (Norway)			6,351	189,654

Sappi, Ltd. (South Africa)(NON)			148,198	691,241

Sealed Air Corp.			92,500	4,252,225

Sherwin-Williams Co. (The)			500	146,835

Siam Cement PCL (The) NVDR (Thailand)			73,250	997,726

Sika AG (Switzerland)			137	573,093

Skanska AB (Sweden)			59,922	1,249,682

Smurfit Kappa Group PLC (Ireland)			12,010	266,214

Sonoco Products Co.			1,600	79,456

Stora Enso OYJ Class R (Finland)			105,237	847,959

Summit Materials, Inc. Class A(NON)			13,709	280,486

Suzano Papel e Celulose SA Ser. A (Preference) (Brazil)			300,275	1,059,090

Taisei Corp. (Japan)			57,000	464,812

Tokyo Electric Power Company Holdings, Inc. (Norway)			44,364	370,636

Trex Co., Inc.(NON)			3,087	138,668

U.S. Concrete, Inc.(NON)			7,870	479,362

UPM-Kymmene OYJ (Finland)			59,160	1,084,516

voestalpine AG (Austria)			13,262	443,781

Yara International ASA (Norway)			41,866	1,329,145

				61,796,303
Capital goods (4.1%)

ACS Actividades de Construccion y Servicios SA (Rights) (Spain)(NON)			24,996	17,559

ACS Actividades de Construccion y Servicios SA (Spain)			24,996	684,921

Airbus Group SE (France)			9,268	538,178

Allegion PLC (Ireland)			27,400	1,902,382

Allison Transmission Holdings, Inc.			183,900	5,191,497

Altra Industrial Motion Corp.			12,272	331,099

American Axle & Manufacturing Holdings, Inc.(NON)			23,273	336,993

Applied Optoelectronics, Inc.(NON)(S)			35,041	390,707

AptarGroup, Inc.			800	63,304

Argan, Inc.			14,582	608,361

Avery Dennison Corp.			3,700	276,575

AZZ, Inc.			4,881	292,762

B/E Aerospace, Inc.			47,700	2,202,548

BAE Systems PLC (United Kingdom)			53,507	375,186

Ball Corp.			2,245	162,320

Bharat Electronics, Ltd. (India)			44,880	847,647

Boeing Co. (The)			136,500	17,727,255

BWX Technologies, Inc.			38,400	1,373,568

Canon, Inc. (Japan)			3,400	97,018

Carlisle Cos., Inc.			13,600	1,437,248

Chase Corp.			3,832	226,356

China Communications Construction Co., Ltd. (China)			792,000	859,375

Cooper-Standard Holding, Inc.(NON)			7,010	553,720

Crown Holdings, Inc.(NON)			151,100	7,656,237

CTCI, Corp. (Taiwan)			551,000	806,895

Cubic Corp.			7,461	299,634

dorma + kaba Holding AG Class B (Switzerland)			702	489,771

Douglas Dynamics, Inc.			5,995	154,251

Dycom Industries, Inc.(NON)			15,551	1,395,858

Fabrinet (Thailand)(NON)			16,611	616,600

General Dynamics Corp.			21,100	2,937,964

Greenbrier Cos., Inc. (The)(S)			11,327	329,956

H&E Equipment Services, Inc.			24,793	471,811

Hitachi High-Technologies Corp. (Japan)			15,200	414,024

Honeywell International, Inc.			300	34,896

IDEX Corp.			15,400	1,264,340

JTEKT Corp (Japan)			23,700	267,207

Kadant, Inc.			9,147	471,162

KBR, Inc.			37,500	496,500

Koito Manufacturing Co., Ltd. (Japan)			3,900	178,489

Kone OYJ Class B (Finland)			4,469	206,345

Kratos Defense & Security Solutions, Inc.(NON)(S)			45,481	186,472

Leggett & Platt, Inc.			15,100	771,761

LIG Nex1 Co., Ltd. (South Korea)			10,302	877,478

Littelfuse, Inc.			4,015	474,533

Lockheed Martin Corp.			200	49,634

MAN SE (Germany)			3,926	399,665

MasTec, Inc.(NON)			40,182	896,862

Matrix Service Co.(NON)			11,653	192,158

Mitsubishi Electric Corp. (Japan)			155,000	1,837,862

Mobileye NV (Israel)(NON)(S)			6,800	313,752

MSA Safety, Inc.			3,994	209,805

Nexteer Automotive Group, Ltd.			881,000	804,452

NN, Inc.			20,731	290,027

Northrop Grumman Corp.			6,400	1,422,592

NSK, Ltd. (Japan)			25,200	186,388

Orbital ATK, Inc.			28,173	2,398,649

OSRAM Licht AG (Germany)			15,297	790,546

Owens-Illinois, Inc.(NON)			14,561	262,244

Raytheon Co.			40,200	5,465,190

Roper Technologies, Inc.			12,500	2,132,000

Schindler Holding AG (Switzerland)			4,406	798,401

Spirit AeroSystems Holdings, Inc. Class A(NON)			46,800	2,012,400

Standex International Corp.			4,664	385,386

Stoneridge, Inc.(NON)			23,036	344,158

Sumitomo Heavy Industries, Ltd. (Japan)			51,000	222,585

Sweco AB Class B (Sweden)			7,670	132,774

Tetra Tech, Inc.			24,776	761,738

Thales SA (France)			16,480	1,383,109

Trinseo SA(NON)			28,324	1,215,949

Vinci SA (France)			51,795	3,688,929

Wabash National Corp.(NON)			42,750	542,925

Waste Management, Inc.			80,700	5,347,989

Xylem, Inc.			43,700	1,951,205

Zodiac Aerospace (France)			4,682	110,170

				93,848,307
Communication services (2.6%)

ACC Claims Holding, LLC Class A (Units)(F)(NON)			164,400	986

AT&T, Inc.			8,500	367,285

BCE, Inc. (Canada)			5,300	250,816

BT Group PLC (United Kingdom)			270,833	1,495,498

CalAmp Corp.(NON)			12,655	187,421

Cellnex Telecom SAU 144A (Spain)			20,099	315,267

China Mobile, Ltd. (China)			321,000	3,707,577

Cogent Communications Holdings, Inc.			9,826	393,630

Com Hem Holding AB (Sweden)			70,217	595,126

Eutelsat Communications SA (France)			9,214	175,608

Frontier Communications Corp.			66,039	326,233

HKT Trust & HKT, Ltd. (Units) (Hong Kong)			140,000	202,004

IDT Corp. Class B			9,911	140,637

Inteliquent, Inc.			23,127	459,996

InterDigital, Inc./PA			7,527	419,103

Juniper Networks, Inc.			325,200	7,313,748

KDDI Corp. (Japan)			44,500	1,354,639

Liberty Global PLC Ser. C (United Kingdom)(NON)			6,700	191,955

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)			6	179

NeuStar, Inc. Class A(NON)(S)			4,188	98,460

Nippon Telegraph & Telephone Corp. (Japan)			70,000	3,286,045

NTT DoCoMo, Inc. (Japan)			62,900	1,692,507

Numericable-SFR SA (France)			10,740	271,849

Orange SA (France)			102,565	1,675,298

PCCW, Ltd. (Hong Kong)			699,000	469,076

Rogers Communications, Inc. Class B (Canada)			5,600	226,696

ShoreTel, Inc.(NON)			26,840	179,560

Sky PLC (United Kingdom)			174,406	1,979,557

Spark New Zealand, Ltd. (New Zealand)			151,940	385,079

Telecom Italia SpA RSP (Italy)			773,570	497,703

Telefonica Brasil SA ADR (Brazil)(NON)			66,800	908,480

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			2,737,900	830,728

Telenor ASA (Norway)			24,456	403,947

Telstra Corp., Ltd. (Australia)			245,533	1,021,823

Ubiquiti Networks, Inc.(NON)(S)			4,721	182,514

Verizon Communications, Inc.			465,115	25,972,022

Vocus Communications, Ltd. (Australia)			31,786	204,903

Vodafone Group PLC (United Kingdom)			507,257	1,544,186

				59,728,141
Conglomerates (0.2%)

Bouygues SA (France)			11,327	327,376

Mitsubishi Corp. (Japan)			19,900	347,947

Orkla ASA (Norway)			65,953	584,198

Siemens AG (Germany)			31,862	3,263,881

Tyco International PLC			8,300	353,580

				4,876,982
Consumer cyclicals (10.0%)

Amazon.com, Inc.(NON)			15,233	10,901,039

Ardent Leisure Group (Units) (Australia)			77,927	109,903

Aristocrat Leisure, Ltd. (Australia)			89,929	929,224

Automatic Data Processing, Inc.			7,700	707,399

AutoZone, Inc.(NON)			731	580,297

Basso Industry Corp. (Taiwan)			806,000	2,295,906

Berkeley Group Holdings PLC (United Kingdom)			12,097	411,806

Big Lots, Inc.			7,260	363,799

Boral, Ltd. (Australia)			108,770	509,696

Boyd Gaming Corp.(NON)			11,512	211,821

Brambles, Ltd. (Australia)			192,715	1,788,230

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)(S)			12,617	438,567

Caleres, Inc.			14,869	359,978

Carter's, Inc.			50,700	5,398,029

Cedar Fair LP			7,457	431,164

Children's Place, Inc. (The)			4,300	344,774

Christian Dior SA (France)			1,640	265,670

Cie Generale des Etablissements Michelin (France)			10,195	965,818

CJ E&M Corp. (South Korea)			16,559	1,001,778

CK Hutchison Holdings, Ltd. (Hong Kong)			6,500	71,533

Clorox Co. (The)			44,700	6,186,033

Compass Group PLC (United Kingdom)			119,707	2,281,806

comScore, Inc.(NON)			3,848	91,890

Continental AG (Germany)			1,911	359,131

Cooper Tire & Rubber Co.			14,498	432,330

Copart, Inc.(NON)			1,800	88,218

Coway Co., Ltd. (South Korea)			11,053	1,004,651

Cox & Kings, Ltd. (India)			72,314	180,998

Criteo SA ADR (France)(NON)(S)			6,300	289,296

Ctrip.com International, Ltd. ADR (China)(NON)(S)			25,671	1,057,645

Cyfrowy Polsat SA (Poland)(NON)			174,080	976,187

Dai Nippon Printing Co., Ltd. (Japan)			188,000	2,088,016

Daimler AG (Registered Shares) (Germany)			4,554	271,581

Daito Trust Construction Co., Ltd. (Japan)			1,000	162,096

Dalata Hotel Group PLC (Ireland)(NON)			80,300	323,924

Deluxe Corp.			18,133	1,203,487

Diamond Resorts International, Inc.(NON)(S)			21,524	644,859

Discovery Communications, Inc. Class A(NON)(S)			433,500	10,937,205

Dolby Laboratories, Inc. Class A			1,000	47,850

Dollar General Corp.			8,100	761,400

DSW, Inc. Class A			11,859	251,174

Ecolab, Inc.			800	94,880

Electrolux AB (Sweden)			7,975	216,602

Ennis, Inc.			12,683	243,260

Ethan Allen Interiors, Inc.			15,888	524,940

Experian PLC (United Kingdom)			28,545	542,200

Express, Inc.(NON)			26,520	384,805

Fiat Chrysler Automobiles NV (Italy)			206,527	1,274,899

Flight Centre Travel Group, Ltd. (Australia)			24,870	589,983

Fuji Heavy Industries, Ltd. (Japan)			23,700	811,303

Gartner, Inc.(NON)			1,300	126,633

Global Mediacom Tbk PT (Indonesia)			3,317,800	248,684

Global Payments, Inc.			93,900	6,702,582

Goodyear Tire & Rubber Co. (The)			107,708	2,763,787

Hakuhodo DY Holdings, Inc. (Japan)			20,400	243,306

Harvey Norman Holdings, Ltd. (Australia)			349,828	1,212,852

Hino Motors, Ltd. (Japan)			25,300	250,361

Home Depot, Inc. (The)			160,581	20,504,588

Honda Motor Co., Ltd. (Japan)			9,900	249,964

Hyatt Hotels Corp. Class A(NON)			1,500	73,710

ICF International, Inc.(NON)			18,304	748,634

IMAX Corp. (Canada)(NON)			7,622	224,697

Industrivarden AB Class A (Sweden)			40,742	711,285

Innocean Worldwide, Inc. (South Korea)			12,933	911,955

Interpublic Group of Cos., Inc. (The)			19,600	452,760

ISS A/S (Denmark)			8,574	321,053

ITV PLC (United Kingdom)			308,460	745,126

John Wiley & Sons, Inc. Class A			900	46,962

KAR Auction Services, Inc.			69,200	2,888,408

Kia Motors Corp. (South Korea)			12,166	458,206

Kingfisher PLC (United Kingdom)			384,089	1,657,926

Lagardere SCA (France)			12,010	263,601

Landauer, Inc.			5,632	231,813

Lear Corp.			28,400	2,889,984

LendingTree, Inc.(NON)(S)			3,664	323,641

Lenta, Ltd. GDR 144A (Russia)(NON)			92,038	653,378

LGI Homes, Inc.(NON)(S)			28,100	897,514

Liberty Braves Group Class A(NON)			5,730	86,179

Liberty Interactive Corp. Class A(NON)			28,300	717,971

Liberty Media Group Class A(NON)			14,325	274,181

Liberty SiriusXM Group Class A(NON)			57,300	1,796,928

Lions Gate Entertainment Corp.			21,679	438,566

Live Nation Entertainment, Inc.(NON)			7,888	185,368

Lowe's Cos., Inc.			206,427	16,342,826

Luxottica Group SpA (Italy)			6,978	340,005

Macy's, Inc.			74,100	2,490,501

Madison Square Garden Co. (The) Class A(NON)			3,400	586,534

Malibu Boats, Inc. Class A(NON)			9,692	117,079

Marcus Corp. (The)			12,717	268,329

Marks & Spencer Group PLC (United Kingdom)			190,776	811,144

Marriott Vacations Worldwide Corp.			5,323	364,572

Masco Corp.			208,400	6,447,896

Matahari Department Store Tbk PT (Indonesia)			391,200	593,946

Mazda Motor Corp. (Japan)			56,000	750,046

MCBC Holdings, Inc.			17,230	190,392

MGM China Holdings, Ltd. (Hong Kong)			169,600	220,682

MSG Networks, Inc. Class A(NON)			33,700	516,958

Namco Bandai Holdings, Inc. (Japan)			14,400	370,014

Naspers, Ltd. Class N (South Africa)			20,847	3,194,330

National CineMedia, Inc.			26,910	416,567

News Corp. Class A			151,500	1,719,525

News Corp. Class B			2,400	28,008

Nexstar Broadcasting Group, Inc. Class A(S)			5,217	248,225

Next PLC (United Kingdom)			3,651	244,257

NIKE, Inc. Class B			129,200	7,131,840

Nintendo Co., Ltd. (Japan)			3,900	556,472

Nippon Television Holdings, Inc. (Japan)			20,600	337,442

Nissan Motor Co., Ltd. (Japan)			99,000	892,088

Nitori Holdings Co., Ltd. (Japan)			900	107,984

O'Reilly Automotive, Inc.(NON)			1,400	379,540

Omnicom Group, Inc.			300	24,447

Oxford Industries, Inc.			4,547	257,451

Panasonic Corp. (Japan)			42,100	364,272

Pandora A/S (Denmark)			3,408	462,618

Penn National Gaming, Inc.(NON)			36,173	504,613

Peugeot SA (France)(NON)			37,393	455,466

PGT, Inc.(NON)			56,834	585,390

Pitney Bowes, Inc.			12,818	228,160

ProSiebenSat.1 Media SE (Germany)(NON)			4,025	175,754

Publicis Groupe SA (France)			3,676	249,042

Puregold Price Club, Inc. (Philippines)			565,300	507,026

PVH Corp.			45,500	4,287,465

Quanta Services, Inc.(NON)			164,536	3,804,072

RE/MAX Holdings, Inc. Class A			16,360	658,654

Reed Elsevier PLC (United Kingdom)			38,060	701,281

Regal Entertainment Group Class A(S)			26,928	593,493

Regus PLC (United Kingdom)			106,647	411,384

Renault SA (France)			14,254	1,086,134

Restoration Hardware Holdings, Inc.(NON)(S)			7,532	216,018

RTL Group SA (Belgium)			1,202	98,036

Scotts Miracle-Gro Co. (The) Class A			14,900	1,041,659

ServiceMaster Global Holdings, Inc.(NON)			54,600	2,173,080

Shimamura Co., Ltd. (Japan)			2,000	295,230

Sinclair Broadcast Group, Inc. Class A			11,070	330,550

Sirius XM Holdings, Inc.(NON)(S)			1,412,300	5,578,585

Six Flags Entertainment Corp.			39,200	2,271,640

SJM Holdings, Ltd. (Hong Kong)			459,000	281,251

Steven Madden, Ltd.(NON)			9,854	336,810

Stroeer SE & Co. KGaA (Germany)(S)			4,579	209,577

TABCORP Holdings, Ltd. (Australia)			69,535	237,744

Takashimaya Co., Ltd. (Japan)			32,000	228,464

Target Corp.			8,900	621,398

Taylor Wimpey PLC (United Kingdom)			128,041	228,769

Thomson Reuters Corp. (Canada)			3,500	141,470

Thor Industries, Inc.			10,100	653,874

Toppan Printing Co., Ltd. (Japan)			111,000	951,572

TransUnion(NON)			16,700	558,448

Travelport Worldwide, Ltd.			21,534	277,573

Tribune Media Co. Class A			21,300	834,534

TUI AG (London Exchange) (Germany)			21,969	249,416

Twenty-First Century Fox, Inc.			14,200	386,950

Urban Outfitters, Inc.(NON)			48,300	1,328,250

Valeo SA (France)			21,474	959,083

Vantiv, Inc. Class A(NON)			6,600	373,560

Viacom, Inc. Class B			54,900	2,276,703

Vista Outdoor, Inc.(NON)			16,848	804,155

Visteon Corp.			36,383	2,394,365

Volkswagen AG (Preference) (Germany)			727	87,373

Wal-Mart de Mexico SAB de CV (Mexico)			562,032	1,352,009

Wal-Mart Stores, Inc.			265,900	19,416,018

Welspun India, Ltd. (India)			394,410	639,527

William Hill PLC (United Kingdom)			107,397	371,988

Wolters Kluwer NV (Netherlands)			32,065	1,310,351

Wolverine World Wide, Inc.			20,700	420,624

World Fuel Services Corp.			18,100	859,569

WPP PLC (United Kingdom)			169,764	3,524,760

Yamaha Motor Co., Ltd. (Japan)			22,500	340,725

Zee Entertainment Enterprises, Ltd. (India)			129,549	879,743

				229,277,058
Consumer finance (0.7%)

Cardtronics, Inc.(NON)			10,546	419,836

Discover Financial Services			1,100	58,949

Encore Capital Group, Inc.(NON)(S)			6,946	163,439

Federal Agricultural Mortgage Corp. Class C			7,413	258,121

Housing Development Finance Corp., Ltd. (HDFC) (India)			130,606	2,436,977

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			349,100	1,333,641

Nelnet, Inc. Class A			11,886	413,039

PennyMac Financial Services, Inc. Class A(NON)			15,672	195,743

SLM Corp.(NON)			17,200	106,296

Synchrony Financial(NON)			374,600	9,469,888

Worldpay Group PLC (United Kingdom)(NON)			102,458	372,937

				15,228,866
Consumer staples (6.1%)

Altria Group, Inc.			247,300	17,053,808

Amorepacific Group (South Korea)			9,994	1,462,692

Anheuser-Busch InBev SA/NV (Belgium)			11,770	1,547,162

Anheuser-Busch InBev SA/NV ADR (Belgium)			7,200	948,096

Ashtead Group PLC (United Kingdom)			38,445	551,729

Associated British Foods PLC (United Kingdom)			24,714	896,083

Barry Callebaut AG (Switzerland)			487	598,121

Brinker International, Inc.			9,459	430,668

British American Tobacco PLC (United Kingdom)			58,989	3,838,441

Buffalo Wild Wings, Inc.(NON)			1,675	232,741

Bunge, Ltd.			21,100	1,248,065

Campbell Soup Co.			84,700	5,635,091

Cheesecake Factory, Inc. (The)			5,659	272,424

Coca-Cola Amatil, Ltd. (Australia)			343,605	2,120,494

Coca-Cola European Partners PLC (United Kingdom)			108,200	3,861,658

Colgate-Palmolive Co.			7,000	512,400

Colruyt SA (Belgium)			1,743	96,198

ConAgra Foods, Inc.			10,100	482,881

Constellation Brands, Inc. Class A			4,000	661,600

Dean Foods Co.			14,499	262,287

Delhaize Group (Belgium)			12,751	1,347,316

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			20	125,013

Dr. Pepper Snapple Group, Inc.			128,000	12,368,640

Edgewell Personal Care Co.(NON)			22,100	1,865,461

Energizer Holdings, Inc.			27,100	1,395,379

Estee Lauder Cos., Inc. (The) Class A			63,000	5,734,260

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Fomento Economico Mexicano, SAB de CV ADR (Mexico)			8,300	767,667

FTD Cos., Inc.(NON)			18,630	465,005

G-III Apparel Group, Ltd.(NON)			6,715	307,010

Geo Group, Inc. (The)(R)			15,472	528,833

Global Fashion Holding SA (acquired 8/2/13, cost $43,833) (Private) (Brazil)(F)(RES)(NON)			1,036	7,405

Grape King Bio, Ltd. (Taiwan)			143,000	933,602

Hain Celestial Group, Inc. (The)(NON)			6,282	312,530

Heineken Holding NV (Netherlands)			6,195	506,054

Henkel AG & Co. KGaA (Preference) (Germany)			9,254	1,125,282

Hormel Foods Corp.			20,400	746,640

Imperial Brands PLC (United Kingdom)			65,932	3,579,108

ITOCHU Corp. (Japan)			72,300	878,478

J Sainsbury PLC (United Kingdom)			200,579	622,040

Japan Tobacco, Inc. (Japan)			29,900	1,197,812

Jardine Cycle & Carriage, Ltd. (Singapore)			28,100	770,998

John B. Sanfilippo & Son, Inc.			7,346	313,160

Kao Corp. (Japan)			40,600	2,342,983

Kerry Group PLC Class A (Ireland)			13,338	1,185,066

Koninklijke Ahold NV (Netherlands)			105,617	2,348,724

Kroger Co. (The)			181,600	6,681,064

LG Household & Health Care, Ltd. (South Korea)			1,616	1,567,458

Lindt & Spruengli AG (Switzerland)			63	374,741

Match Group, Inc.(NON)(S)			3,400	51,255

McDonald's Corp.			6,400	770,176

MEIJI Holdings Co., Ltd. (Japan)			4,200	426,426

METRO AG (Germany)			31,281	956,925

Nestle SA (Switzerland)			30,403	2,345,156

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			27,353	218,277

Nutraceutical International Corp.(NON)			6,914	160,059

Omega Protein Corp.(NON)			23,070	461,169

On Assignment, Inc.(NON)			14,766	545,604

Paylocity Holding Corp.(NON)			3,919	169,301

PepsiCo, Inc.			145,500	15,414,270

Philip Morris International, Inc.			5,300	539,116

Reckitt Benckiser Group PLC (United Kingdom)			16,204	1,630,213

S Foods, Inc. (Japan)			6,500	173,661

SABMiller PLC (United Kingdom)			4,964	289,386

Sanderson Farms, Inc.(S)			7,008	607,173

Sao Martinho SA (Brazil)			84,985	1,412,228

Seven & i Holdings Co., Ltd. (Japan)			5,300	221,271

Shiseido Co., Ltd. (Japan)			5,600	144,389

SpartanNash Co.			14,735	450,596

Stamps.com, Inc.(NON)			2,712	237,083

Starbucks Corp.			181,700	10,378,704

Svenska Cellulosa AB SCA Class B (Sweden)			12,567	400,747

Swedish Match AB (Sweden)			13,160	457,333

Sysco Corp.			8,700	441,438

Team Health Holdings, Inc.(NON)			3,205	130,347

Unilever NV ADR (Netherlands)			7,045	328,431

Unilever PLC (United Kingdom)			18,555	890,029

Vector Group, Ltd.(S)			20,299	455,104

Vina Concha y Toro SA (Chile)			882,003	1,392,682

WH Group, Ltd. 144A (Hong Kong)			1,333,500	1,055,130

WM Morrison Supermarkets PLC (United Kingdom)			74,442	186,730

Wolseley PLC (United Kingdom)			8,437	437,249

Woolworths, Ltd. (Australia)			26,503	416,099

X5 Retail Group NV GDR (Russia)(NON)			64,205	1,274,700

				138,578,828
Energy (3.5%)

BP PLC (United Kingdom)			242,035	1,413,323

California Resources Corp.			48	586

Callon Petroleum Co.(NON)			35,882	402,955

CVR Energy, Inc.(S)			22,000	341,000

Diamondback Energy, Inc.(NON)			2,095	191,085

EnCana Corp. (Canada)			24,800	192,918

Ensco PLC Class A (United Kingdom)			78,000	757,380

EOG Resources, Inc.			4,300	358,706

Exxon Mobil Corp.			40,235	3,771,629

Frank's International NV (Netherlands)(S)			1,800	26,298

Gazprom Neft PAO ADR (Russia)			80,363	1,023,527

Gulfport Energy Corp.(NON)			6,141	191,968

Halliburton Co.			179,400	8,125,026

HollyFrontier Corp.			59,600	1,416,692

Idemitsu Kosan Co., Ltd. (Japan)			20,600	444,187

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	125

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	125

Lukoil PJSC ADR (Russia)			46,997	1,966,920

Nabors Industries, Ltd.			256,500	2,577,825

Neste Oil OYJ (Finland)			23,332	835,958

Newfield Exploration Co.(NON)			62,000	2,739,160

Norsk Hydro ASA (Norway)			118,130	431,740

Northern Oil and Gas, Inc.(NON)(S)			37,819	174,724

Occidental Petroleum Corp.			223,800	16,910,328

OMV AG (Austria)			75,607	2,118,047

Repsol YPF SA (Spain)			36,060	457,459

Rosneft PJSC GDR (Russia)			102,205	524,449

Rowan Cos. PLC Class A(S)			132,100	2,332,886

Royal Dutch Shell PLC Class A (United Kingdom)			47,924	1,308,488

Royal Dutch Shell PLC Class A (United Kingdom)			42,502	1,165,660

Royal Dutch Shell PLC Class B (United Kingdom)			68,684	1,888,759

Schlumberger, Ltd.			118,737	9,389,722

Suncor Energy, Inc. (Canada)			17,400	482,694

Technip SA (France)			2,640	143,582

Tesoro Corp.			60,600	4,540,152

TonenGeneral Sekiyu KK (Japan)			29,000	263,336

Total SA (France)			84,750	4,086,787

Tupras Turkiye Petrol Rafinerileri AS (Turkey)			25,960	576,661

Valero Energy Corp.			95,400	4,865,400

Vestas Wind Systems A/S (Denmark)			20,992	1,424,612

Whiting Petroleum Corp.(NON)(S)			4,449	41,198

Woodside Petroleum, Ltd. (Australia)			37,940	769,054

				80,673,131
Financial (1.1%)

3i Group PLC (United Kingdom)			336,692	2,505,912

AerCap Holdings NV (Ireland)(NON)			8,200	275,438

Assurant, Inc.			600	51,786

Broadridge Financial Solutions, Inc.			23,600	1,538,720

CoreLogic, Inc.(NON)			28,800	1,108,224

Eurazeo SA (France)			3,373	201,325

Euronext NV 144A (France)			1,973	73,088

HSBC Holdings PLC (United Kingdom)			375,447	2,345,437

KKR & Co. LP			12,600	155,484

Mizuho Financial Group, Inc. (Japan)			1,626,600	2,328,769

Morgan Stanley			347,300	9,022,854

Moscow Exchange MICEX-RTS OAO (Russia)			692,485	1,219,810

Natixis SA (France)			69,295	266,146

Onex Corp. (Canada)			2,300	140,640

ORIX Corp. (Japan)			145,200	1,854,125

Shriram Transport Finance Co., Ltd. (India)			81,460	1,455,355

UBS Group AG (Switzerland)			31,883	412,521

WageWorks, Inc.(NON)			4,272	255,508

				25,211,142
Health care (8.3%)

ACADIA Pharmaceuticals, Inc.(NON)			4,891	158,762

Actelion, Ltd. (Switzerland)			3,664	614,806

AIN Holdings, Inc. (Japan)			8,800	681,042

Akorn, Inc.(NON)			6,099	173,730

Albany Molecular Research, Inc.(NON)(S)			34,552	464,379

Alfresa Holdings Corp. (Japan)			31,500	655,999

Allergan PLC(NON)			2,230	515,331

AMAG Pharmaceuticals, Inc.(NON)(S)			16,827	402,502

AmerisourceBergen Corp.			151,200	11,993,184

Amgen, Inc.			115,800	17,618,970

AmSurg Corp.(NON)			2,377	184,313

ANI Pharmaceuticals, Inc.(NON)(S)			3,281	183,145

Anthem, Inc.			89,700	11,781,198

Applied Genetic Technologies Corp.(NON)			10,186	143,928

Aralez Pharmaceuticals, Inc. (Canada)(NON)			58,117	191,786

Ardelyx, Inc.(NON)(S)			19,945	174,120

ARIAD Pharmaceuticals, Inc.(NON)			20,796	153,682

Aspen Pharmacare Holdings, Ltd. (South Africa)			17,547	434,389

Astellas Pharma, Inc. (Japan)			196,000	3,067,261

AstraZeneca PLC (United Kingdom)			42,698	2,541,769

Aurobindo Pharma, Ltd. (India)			196,195	2,157,258

Bayer AG (Germany)			11,228	1,129,674

Bio-Rad Laboratories, Inc. Class A(NON)			400	57,208

Biospecifics Technologies Corp.(NON)			4,433	177,054

Bruker Corp.			41,500	943,710

C.R. Bard, Inc.			33,900	7,971,924

Cardinal Health, Inc.			75,800	5,913,158

Cardiome Pharma Corp. (Canada)(NON)			82,885	425,200

Celgene Corp.(NON)			2,100	207,123

Centene Corp.(NON)			9,853	703,209

Charles River Laboratories International, Inc.(NON)			34,090	2,810,380

Chemed Corp.			8,030	1,094,569

China Biologic Products, Inc. (China)(NON)			6,600	701,712

Clinigen Group PLC (United Kingdom)			35,459	287,198

Cochlear, Ltd. (Australia)			3,321	301,219

Conmed Corp.			8,085	385,897

DaVita HealthCare Partners, Inc.(NON)			4,100	317,012

Depomed, Inc.(NON)			6,344	124,469

DexCom, Inc.(NON)			5,553	440,519

Dynavax Technologies Corp.(NON)(S)			14,333	208,975

Eagle Pharmaceuticals, Inc.(NON)(S)			2,869	111,289

Emergent BioSolutions, Inc.(NON)			13,270	373,152

Endo International PLC(NON)			31,381	489,230

Entellus Medical, Inc.(NON)(S)			6,013	109,858

FivePrime Therapeutics, Inc.(NON)			4,771	197,281

Gilead Sciences, Inc.			192,600	16,066,692

GlaxoSmithKline PLC (United Kingdom)			214,455	4,610,415

Globus Medical, Inc. Class A(NON)(S)			10,176	242,494

Grifols SA ADR (Spain)			25,610	426,919

Halozyme Therapeutics, Inc.(NON)(S)			10,502	90,632

Halyard Health, Inc.(NON)			15,865	515,930

HealthEquity, Inc.(NON)			9,907	301,024

HealthSouth Corp.			13,198	512,346

Hologic, Inc.(NON)			119,000	4,117,400

Horizon Pharma PLC(NON)(S)			33,029	543,988

ICU Medical, Inc.(NON)			9,019	1,016,892

Immune Design Corp.(NON)(S)			6,706	54,721

Impax Laboratories, Inc.(NON)			17,469	503,457

INC Research Holdings, Inc. Class A(NON)			5,669	216,159

Incyte Corp.(NON)			5,800	463,884

Inotek Pharmaceuticals Corp.(NON)(S)			9,786	72,808

Insys Therapeutics, Inc.(NON)(S)			6,159	79,697

Integer Holdings Corp.(NON)			16,156	499,705

Integra LifeSciences Holdings Corp.(NON)			3,245	258,886

Jazz Pharmaceuticals PLC(NON)			12,418	1,754,788

Johnson & Johnson			258,800	31,392,440

Kindred Healthcare, Inc.			12,934	146,025

Lannett Co., Inc.(NON)(S)			16,837	400,552

Ligand Pharmaceuticals, Inc.(NON)(S)			1,937	231,026

Lonza Group AG (Switzerland)			3,993	661,694

McKesson Corp.			39,200	7,316,680

Medicines Co. (The)(NON)			10,216	343,564

Medipal Holdings Corp. (Japan)			53,300	874,594

Medivation, Inc.(NON)			5,857	353,177

MEDNAX, Inc.(NON)			1,300	94,159

Merck & Co., Inc.			5,900	339,899

Merrimack Pharmaceuticals, Inc.(NON)(S)			24,394	131,484

MiMedx Group, Inc.(NON)(S)			29,598	236,192

Mitsubishi Tanabe Pharma Corp. (Japan)			19,500	349,763

Molina Healthcare, Inc.(NON)			1,496	74,650

Myriad Genetics, Inc.(NON)			4,253	130,142

Neurocrine Biosciences, Inc.(NON)			3,333	151,485

Novartis AG (Switzerland)			55,089	4,531,829

Novavax, Inc.(NON)(S)			11,835	86,040

Novo Nordisk A/S Class B (Denmark)			16,603	892,861

Omega Healthcare Investors, Inc.(R)(S)			9,295	315,565

Ophthotech Corp.(NON)			5,424	276,787

OraSure Technologies, Inc.(NON)			34,890	206,200

Pacira Pharmaceuticals, Inc.(NON)			5,190	175,059

PerkinElmer, Inc.			2,600	136,292

Pfizer, Inc.			27,400	964,754

PharMerica Corp.(NON)			23,115	570,016

Portola Pharmaceuticals, Inc.(NON)			3,028	71,461

Prestige Brands Holdings, Inc.(NON)			6,458	357,773

Prothena Corp. PLC (Ireland)(NON)(S)			8,122	283,945

RadNet, Inc.(NON)			31,661	169,070

Repligen Corp.(NON)			7,214	197,375

Richter Gedeon Nyrt (Hungary)			66,421	1,319,370

Rigel Pharmaceuticals, Inc.(NON)			21,750	48,503

Roche Holding AG (Switzerland)			17,367	4,585,419

Rockwell Medical, Inc.(NON)			28,087	212,619

Sage Therapeutics, Inc.(NON)			2,489	74,994

Sanofi (France)			52,703	4,430,105

Select Medical Holdings Corp.(NON)(S)			34,276	372,580

Shionogi & Co., Ltd. (Japan)			4,900	266,487

Shire PLC (United Kingdom)			19,645	1,209,729

Spectranetics Corp. (The)(NON)			10,592	198,176

STERIS PLC (United Kingdom)			4,405	302,844

Sucampo Pharmaceuticals, Inc. Class A(NON)			17,459	191,525

Supernus Pharmaceuticals, Inc.(NON)			14,720	299,846

Surgical Care Affiliates, Inc.(NON)			14,263	679,917

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			709	103,230

TESARO, Inc.(NON)(S)			8,539	717,703

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			20,690	1,039,259

Thermo Fisher Scientific, Inc.			4,800	709,248

Tokai Pharmaceuticals, Inc.(NON)(S)			6,020	33,170

Triple-S Management Corp. Class B (Puerto Rico)(NON)			8,779	214,471

Ultragenyx Pharmaceutical, Inc.(NON)			2,342	114,547

uniQure NV (Netherlands)(NON)			6,572	48,436

VCA, Inc.(NON)			21,400	1,446,854

VWR Corp.(NON)			17,721	512,137

Waters Corp.(NON)			1,200	168,780

Zeltiq Aesthetics, Inc.(NON)(S)			10,832	296,039

Zoetis, Inc.			134,800	6,397,608

				190,577,560
Insurance (2.6%)

Admiral Group PLC (United Kingdom)			14,370	392,220

Aegon NV (Netherlands)			65,824	262,562

Ageas (Belgium)			17,330	598,741

AIA Group, Ltd. (Hong Kong)			442,800	2,668,250

Allianz SE (Germany)			20,426	2,910,134

Allied World Assurance Co. Holdings AG			44,077	1,548,866

Allstate Corp. (The)			129,400	9,051,530

American Equity Investment Life Holding Co.			26,398	376,172

American Financial Group, Inc.			16,000	1,182,880

Amtrust Financial Services, Inc.			21,936	537,432

Anicom Holdings, Inc. (Japan)			11,900	333,280

Aspen Insurance Holdings, Ltd.			19,200	890,496

Aviva PLC (United Kingdom)			68,892	370,245

AXA SA (France)			111,751	2,245,034

Baloise Holding AG (Switzerland)			277	30,891

Challenger, Ltd. (Australia)			130,715	848,561

Chubb, Ltd.			2,996	391,607

CNO Financial Group, Inc.			20,507	358,052

CNP Assurances (France)			54,507	807,884

Dongbu Insurance Co., Ltd. (South Korea)			19,323	1,163,269

Employers Holdings, Inc.			25,449	738,530

Endurance Specialty Holdings, Ltd.			1,100	73,876

Essent Group, Ltd.(NON)			11,925	260,084

Everest Re Group, Ltd.			600	109,602

Federated National Holding Co.			25,471	484,968

Genworth Financial, Inc. Class A(NON)			38,220	98,608

HCI Group, Inc.			5,234	142,784

Heritage Insurance Holdings, Inc.			18,628	222,977

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			41,537	1,054,842

Legal & General Group PLC (United Kingdom)			54,101	140,227

Lincoln National Corp.			105,300	4,082,481

Maiden Holdings, Ltd. (Bermuda)			17,542	214,714

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			13,723	2,293,501

NN Group NV (Netherlands)			38,714	1,075,505

ProAssurance Corp.			1,000	53,550

Prudential Financial, Inc.			149,200	10,643,928

Prudential PLC (United Kingdom)			46,399	790,444

Reinsurance Group of America, Inc.			15,200	1,474,248

RenaissanceRe Holdings, Ltd.			1,000	117,440

SCOR SE (France)			8,786	264,680

St James's Place PLC (United Kingdom)			17,695	189,535

Swiss Life Holding AG (Switzerland)			5,192	1,199,419

Swiss Re AG (Switzerland)			35,970	3,144,722

United Insurance Holdings Corp.			36,287	594,381

Validus Holdings, Ltd.			2,300	111,757

Voya Financial, Inc.			111,200	2,753,312

XL Group PLC			11,700	389,727

				59,687,948
Investment banking/Brokerage (0.6%)

Ameriprise Financial, Inc.			51,000	4,582,350

Daiwa Securities Group, Inc. (Japan)			43,000	226,017

E*Trade Financial Corp.(NON)			199,802	4,693,349

Investor AB Class B (Sweden)			72,666	2,430,895

Lazard, Ltd. Class A			10,956	326,270

Macquarie Group, Ltd. (Australia)			5,166	268,669

Oppenheimer Holdings, Inc. Class A			10,538	162,917

Partners Group Holding AG (Switzerland)			807	346,038

				13,036,505
Real estate (2.7%)

AG Mortgage Investment Trust, Inc.(R)			4,823	69,644

Agree Realty Corp.(R)			8,151	393,204

American Capital Agency Corp.(R)			177,200	3,512,104

Annaly Capital Management, Inc.(R)			354,200	3,920,994

Apartment Investment & Management Co. Class A(R)			39,400	1,739,904

Apollo Commercial Real Estate Finance, Inc.(R)			12,503	200,923

Arbor Realty Trust, Inc.(R)			48,292	347,219

Arlington Asset Investment Corp. Class A			5,547	72,166

ARMOUR Residential REIT, Inc.(R)(S)			3,231	64,620

Ashford Hospitality Trust, Inc.(R)			30,472	163,635

AvalonBay Communities, Inc.(R)			2,500	450,975

Ayala Land, Inc. (Philippines)			624,400	516,415

Brandywine Realty Trust(R)			18,523	311,186

Camden Property Trust(R)			21,800	1,927,556

Care Capital Properties, Inc.(R)			1,900	49,799

CBL & Associates Properties, Inc.(R)			10,925	101,712

CBRE Group, Inc. Class A(NON)			181,400	4,803,472

Chesapeake Lodging Trust(R)			16,251	377,836

Chimera Investment Corp.(R)			117,722	1,848,235

Colony Capital, Inc. Class A(R)			14,719	225,937

Communications Sales & Leasing, Inc.(R)			30,451	880,034

Community Healthcare Trust, Inc.(R)			13,438	284,079

CYS Investments, Inc.(R)			15,665	131,116

Dexus Property Group (Australia)(R)			74,234	501,325

Duke Realty Corp.(R)			45,500	1,213,030

Emaar Properties PJSC (United Arab Emirates)			867,452	1,474,727

EPR Properties(R)			4,542	366,449

Equity Commonwealth(NON)(R)			2,100	61,173

Equity Lifestyle Properties, Inc.(R)			16,000	1,280,800

First Industrial Realty Trust(R)			9,777	271,996

Four Corners Property Trust, Inc.(R)			3,000	61,770

Foxtons Group PLC (United Kingdom)			118,102	174,195

General Growth Properties(R)			124,000	3,697,680

Goodman Group (Australia)(R)			252,162	1,344,180

GPT Group (Australia)(R)			127,379	515,282

Hang Lung Group, Ltd. (Hong Kong)			60,000	180,756

Hersha Hospitality Trust(R)			8,349	143,185

Hibernia REIT PLC (Ireland)(R)			551,472	822,841

Iida Group Holdings Co., Ltd. (Japan)			9,600	195,535

Invesco Mortgage Capital, Inc.(R)			7,922	108,452

Investors Real Estate Trust(R)(S)			22,042	142,612

Japan Hotel REIT Investment Corp (Japan)(R)			716	601,874

Jones Lang LaSalle, Inc.			8,300	808,835

Kawasan Industri Jababeka Tbk PT (Indonesia)			43,678,594	941,564

Kennedy-Wilson Holdings, Inc.			16,762	317,808

Kerry Properties, Ltd. (Hong Kong)			259,500	640,201

Lend Lease Group (Australia)			83,522	792,077

Lexington Realty Trust(R)			43,678	441,585

Link REIT (The) (Hong Kong)(R)			20,500	140,243

LTC Properties, Inc.(R)			11,531	596,499

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			1,020,140	1,338,050

Megaworld Corp. (Philippines)			5,996,000	596,199

MFA Financial, Inc.(R)			198,694	1,444,505

Mid-America Apartment Communities, Inc.(R)			17,200	1,830,080

Mitsubishi Estate Co., Ltd. (Japan)			10,000	182,841

Mitsui Fudosan Co., Ltd. (Japan)			22,000	502,215

National Health Investors, Inc.(R)			11,677	876,826

New World Development Co., Ltd. (Hong Kong)			1,084,000	1,101,168

Nomura Real Estate Holdings, Inc. (Japan)			24,400	424,539

One Liberty Properties, Inc.(R)			10,674	254,575

Persimmon PLC (United Kingdom)			13,182	257,237

Public Storage(R)			700	178,913

Ramco-Gershenson Properties Trust(R)			12,785	250,714

Realogy Holdings Corp.(NON)			84,800	2,460,896

Sekisui Chemical Co., Ltd. (Japan)			17,500	214,508

Select Income REIT(R)			8,072	209,791

Simon Property Group, Inc.(R)			9,700	2,103,930

STAG Industrial, Inc.(R)			11,138	265,196

Starwood Property Trust, Inc.(R)			124,600	2,581,712

Stockland (Units) (Australia)(R)			100,281	353,188

Sumitomo Realty & Development Co., Ltd. (Japan)			6,000	161,914

Sumitomo Warehouse Co., Ltd. (The) (Japan)			67,000	332,099

Summit Hotel Properties, Inc.(R)			27,877	369,091

Sun Hung Kai Properties, Ltd. (Hong Kong)			19,000	228,912

Surya Semesta Internusa Tbk PT (Indonesia)			16,233,200	768,332

Two Harbors Investment Corp.(R)			129,700	1,110,232

Universal Health Realty Income Trust(R)			2,701	154,443

Wharf Holdings, Ltd. (The) (Hong Kong)			38,000	232,480

Wheelock and Co., Ltd. (Hong Kong)			239,000	1,125,712

				62,139,737
Technology (10.5%)

A10 Networks, Inc.(NON)			22,755	147,225

Accenture PLC Class A			5,500	623,095

Adobe Systems, Inc.(NON)			119,600	11,456,484

Advanced Energy Industries, Inc.(NON)			25,786	978,837

Agilent Technologies, Inc.			141,800	6,290,248

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			54,531	4,336,850

Alphabet, Inc. Class A(NON)			23,236	16,347,223

Amadeus IT Holding SA Class A (Spain)			18,185	796,657

Ambarella, Inc.(NON)(S)			3,872	196,736

Amdocs, Ltd.			83,600	4,825,392

Apigee Corp.(NON)			19,570	239,145

Apple, Inc.			242,068	23,141,701

Applied Materials, Inc.			218,000	5,225,460

Arrow Electronics, Inc.(NON)			3,781	234,044

ASML Holding NV (Netherlands)			1,738	172,276

Aspen Technology, Inc.(NON)			6,370	256,329

AtoS SE (France)			15,922	1,329,943

AVG Technologies NV (Netherlands)(NON)			16,322	309,955

Blackbaud, Inc.			5,607	380,715

Brocade Communications Systems, Inc.			254,500	2,336,310

CACI International, Inc. Class A(NON)			2,527	228,466

Casetek Holdings, Ltd. (Taiwan)			288,000	1,009,559

Cavium, Inc.(NON)			4,913	189,642

CEVA, Inc.(NON)			16,825	457,135

Ciena Corp.(NON)			8,397	157,444

Cirrus Logic, Inc.(NON)			13,739	532,936

Cisco Systems, Inc.			139,800	4,010,862

COLOPL, Inc. (Japan)			11,500	227,469

CompuGroup Medical SE (Germany)			10,834	450,518

Computer Sciences Corp.			124,886	6,200,590

Cornerstone OnDemand, Inc.(NON)			6,207	236,238

Cray, Inc.(NON)			1,903	56,938

CSG Systems International, Inc.			15,641	630,489

CSRA, Inc.			46,900	1,098,867

Cypress Semiconductor Corp.			60,772	641,145

DSP Group, Inc.(NON)			38,055	403,764

DST Systems, Inc.			2,500	291,075

eBay, Inc.(NON)			562,400	13,165,784

EnerSys			11,758	699,248

Facebook, Inc. Class A(NON)			2,000	228,560

Fidelity National Information Services, Inc.			2,300	169,464

Fiserv, Inc.(NON)			3,900	424,047

Fleetmatics Group PLC (Ireland)(NON)			5,558	240,828

Fujitsu, Ltd. (Japan)			74,000	271,171

GenMark Diagnostics, Inc.(NON)			27,135	236,075

Genpact, Ltd.(NON)			2,900	77,836

Gentex Corp.			2,000	30,900

Gigamon, Inc.(NON)			3,811	142,493

GungHo Online Entertainment, Inc. (Japan)(S)			193,100	520,046

Hoya Corp. (Japan)			20,100	715,643

Hua Hong Semiconductor, Ltd. 144A (acquired various dates from 6/8/16 through 6/24/16, cost $561,421) (China)(RES)			596,000	560,154

Imprivata, Inc.(NON)			19,736	276,304

Infineon Technologies AG (Germany)			3,268	46,963

Infinera Corp.(NON)			23,914	269,750

Ingram Micro, Inc. Class A			3,200	111,296

Integrated Device Technology, Inc.(NON)			13,765	277,089

Intersil Corp. Class A			20,557	278,342

Intuit, Inc.			31,200	3,482,232

Ixia(NON)			26,406	259,307

j2 Global, Inc.			10,628	671,371

L-3 Communications Holdings, Inc.			71,209	10,445,648

Lattice Semiconductor Corp.(NON)			89,808	480,473

Leidos Holdings, Inc.			91,400	4,375,318

Lenovo Group, Ltd. (China)			272,000	164,340

Maxim Integrated Products, Inc.			158,500	5,656,865

Mellanox Technologies, Ltd. (Israel)(NON)			14,206	681,320

Mentor Graphics Corp.			27,271	579,781

Microsemi Corp.(NON)			6,752	220,655

Microsoft Corp.			606,909	31,055,534

Mindtree, Ltd. (India)			72,255	712,790

Mixi, Inc. (Japan)			10,300	421,811

MKS Instruments, Inc.			11,870	511,122

MobileIron, Inc.(NON)			54,248	165,456

Monolithic Power Systems, Inc.			4,303	293,981

Motorola Solutions, Inc.			48,800	3,219,336

MTS Systems Corp.			2,627	115,168

Murata Manufacturing Co., Ltd. (Japan)			6,100	684,288

NCR Corp.(NON)			79,301	2,202,189

NCSoft Corp. (South Korea)			3,388	694,553

NEC Corp. (Japan)			119,000	276,081

Netscout Systems, Inc.(NON)			2,328	51,798

NetSuite, Inc.(NON)			1,700	123,760

Nexon Co., Ltd. (Japan)			42,700	627,285

Nokia OYJ (Finland)(NON)			134,511	764,385

Nuance Communications, Inc.(NON)			100,600	1,572,378

NVIDIA Corp.			256,700	12,067,467

ON Semiconductor Corp.(NON)			47,337	417,512

Oracle Corp Japan (Japan)			4,200	223,538

Otsuka Corp. (Japan)			3,000	139,391

Paychex, Inc.			9,900	589,050

Paycom Software, Inc.(NON)			4,505	194,661

PChome Online, Inc. (Taiwan)			75,000	830,138

Perficient, Inc.(NON)			15,621	317,263

Plantronics, Inc.			9,168	403,392

Plexus Corp.(NON)			12,256	529,459

Power Integrations, Inc.			4,561	228,369

Proofpoint, Inc.(NON)(S)			6,797	428,823

PROS Holdings, Inc.(NON)			17,818	310,568

QAD, Inc. Class A			12,446	239,834

Red Hat, Inc.(NON)			51,800	3,760,680

RIB Software AG (Germany)(S)			21,346	207,219

Rovi Corp.(NON)			12,785	199,957

Samsung Electronics Co., Ltd. (South Korea)			6,071	7,557,538

Sanmina Corp.(NON)			11,471	307,538

Sartorius AG (Preference) (Germany)			3,984	292,023

Seiko Epson Corp. (Japan)			12,100	193,362

Semtech Corp.(NON)			3,571	85,204

Sensata Technologies Holding NV(NON)			15,650	546,029

Silicon Laboratories, Inc.(NON)			2,497	121,704

SK Hynix, Inc. (South Korea)			5,910	167,974

Skyworks Solutions, Inc.			4,200	265,776

SoftBank Corp. (Japan)			8,400	475,230

Sopra Steria Group (France)			1,988	206,327

Synaptics, Inc.(NON)			3,598	193,393

Synchronoss Technologies, Inc.(NON)			4,406	140,375

SYNNEX Corp.			5,128	486,237

Synopsys, Inc.(NON)			2,600	140,608

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			809,350	4,092,532

TDK Corp. (Japan)			7,300	406,761

Tencent Holdings, Ltd. (China)			259,800	5,918,688

Tessera Technologies, Inc.			14,986	459,171

Tower Semiconductor, Ltd. (Israel)(NON)(S)			57,206	710,499

Tyler Technologies, Inc.(NON)			3,822	637,166

Ultimate Software Group, Inc.(NON)			1,226	257,816

Veeva Systems, Inc. Class A(NON)(S)			9,437	321,990

VeriFone Systems, Inc.(NON)			7,541	139,810

Verint Systems, Inc.(NON)			5,899	195,434

Web.com Group, Inc.(NON)			27,373	497,641

Woodward, Inc.			13,437	774,509

Xerox Corp.			592,300	5,620,927

Xilinx, Inc.			2,900	133,777

Yahoo Japan Corp. (Japan)			96,000	422,771

Zendesk, Inc.(NON)			6,919	182,523

				238,737,634
Transportation (1.6%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			38,675	212,713

Aena SA (Spain)(NON)			2,419	318,530

ANA Holdings, Inc. (Japan)			326,000	924,960

AP Moeller - Maersk A/S (Denmark)			624	822,741

Aurizon Holdings, Ltd. (Australia)			119,969	434,575

Central Japan Railway Co. (Japan)			14,500	2,566,449

CH Robinson Worldwide, Inc.			6,300	467,775

ComfortDelgro Corp., Ltd. (Singapore)			276,300	566,303

Delta Air Lines, Inc.			278,277	10,137,631

Deutsche Post AG (Germany)			75,213	2,099,841

DHT Holdings, Inc. (Bermuda)			45,809	230,419

easyJet PLC (United Kingdom)			9,723	141,237

International Consolidated Airlines Group SA (Spain)			48,605	243,311

Japan Airlines Co., Ltd. (Japan)			28,900	927,589

Matson, Inc.			7,554	243,919

Qantas Airways, Ltd. (Australia)			332,739	701,563

Royal Mail PLC (United Kingdom)			186,299	1,262,968

Ryanair Holdings PLC ADR (Ireland)			7,614	529,478

Saia, Inc.(NON)			10,745	270,129

Scorpio Tankers, Inc.			34,343	144,241

Singapore Airlines, Ltd. (Singapore)			33,300	264,108

United Parcel Service, Inc. Class B(S)			107,600	11,590,672

Wabtec Corp.(S)			4,475	314,279

Yangzijiang Shipbuilding Holdings, Ltd. (China)			2,323,600	1,565,512

				36,980,943
Utilities and power (2.7%)

American Electric Power Co., Inc.			36,400	2,551,276

American Water Works Co., Inc.			1,700	143,667

Centrica PLC (United Kingdom)			149,094	450,129

China Water Affairs Group, Ltd. (China)			2,832,000	1,639,291

Chubu Electric Power Co., Inc. (Japan)			26,600	378,754

Cia Paranaense de Energia-Copel (Preference) (Brazil)			55,500	504,844

CLP Holdings, Ltd. (Hong Kong)			174,000	1,778,918

Concord New Energy Group, Ltd. (China)			20,410,000	1,139,036

Dynegy, Inc.(NON)			20,145	347,300

E.ON SE (Germany)			163,654	1,637,300

Edison International			65,500	5,087,385

EDP - Energias do Brasil SA (Brazil)			131,800	558,826

EDP - Energias do Brasil SA (Brazil)(NON)			36,774	157,981

Endesa SA (Spain)			75,485	1,518,190

Enel SpA (Italy)			253,288	1,126,498

ENI SpA (Italy)			28,933	467,114

Entergy Corp.			167,024	13,587,402

Iberdrola SA (Spain)			451,712	3,051,125

Korea Electric Power Corp. (South Korea)			21,065	1,111,665

NiSource, Inc.			78,400	2,079,168

Pampa Energia SA ADR (Argentina)(NON)(S)			38,790	1,060,519

PG&E Corp.			6,700	428,264

Power Grid Corp. of India, Ltd. (India)			536,545	1,300,606

PPL Corp.			193,300	7,297,075

RWE AG (Germany)(NON)			42,556	672,488

Southern Co. (The)			12,900	691,827

SSE PLC (United Kingdom)			13,924	291,150

Tenaga Nasional Bhd (Malaysia)			280,600	981,608

Toho Gas Co., Ltd. (Japan)			121,000	984,447

Tohoku Electric Power Co., Inc. (Japan)			15,700	196,887

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			50,200	211,689

Tokyo Gas Co., Ltd. (Japan)			92,000	377,679

UGI Corp.			146,350	6,622,338

Vectren Corp.			12,900	679,443

Veolia Environnement SA (France)			39,214	851,905

				61,963,794

Total common stocks (cost $1,379,475,752)				$1,469,590,967

CORPORATE BONDS AND NOTES (11.5%)(a)
			Principal amount	Value

Basic materials (0.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$265,000	$264,603

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			215,000	221,260

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)			70,000	75,087

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			568,000	668,820

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			95,000	94,406

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			695,000	742,990

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			295,000	309,013

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			260,000	300,950

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			294,000	299,880

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			420,000	456,750

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			210,000	234,675

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			169,000	179,351

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			550,000	533,500

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			48,000	45,525

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			60,000	58,441

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			57,000	65,766

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7s, 2025			70,000	58,713

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			100,000	85,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			375,000	349,688

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			410,000	398,725

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			88,000	88,000

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	193,815

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024			495,000	525,426

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021			265,000	284,233

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			140,000	148,270

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			430,000	347,225

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			167,000	163,712

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			245,000	236,425

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)			25,000	22,000

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			485,000	541,988

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			719,000	672,265

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			486,000	430,110

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			822,000	772,680

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			285,000	298,509

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024			120,000	124,800

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			335,000	280,563

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022			40,000	39,600

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			249,000	250,245

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			208,000	202,800

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022			215,000	222,525

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023			275,000	292,875

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			189,000	195,379

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	160,813

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			130,000	126,874

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			175,000	175,000

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			180,000	149,380

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	18,496

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025			405,000	469,361

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			90,000	91,800

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			65,000	63,375

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			380,000	388,550

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			490,000	510,825

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			70,000	71,575

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			145,000	157,882

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027			30,000	31,500

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			265,000	262,350

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022			70,000	72,975

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			150,000	159,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			112,000	127,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			145,000	150,075

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			55,000	56,444

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			50,000	51,438

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			50,000	52,063

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			125,000	145,781

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			393,000	412,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			190,000	194,275

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			17,000	17,340

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,713

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8 1/2s, 2024 (Canada)			35,000	36,050

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021 (Canada)			55,000	56,650

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			380,000	266,950

U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024			255,000	255,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			180,000	177,750

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			28,000	29,295

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			250,000	261,875

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			238,000	209,440

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			395,000	530,252

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			198,000	264,228

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	222,475

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	469,665

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			415,000	425,375

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			85,000	87,338

Zekelman Industries, Inc. 144A company guaranty sr. notes 9 7/8s, 2023			200,000	202,000

				19,418,866
Capital goods (0.6%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			666,000	672,660

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			174,000	193,140

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			210,000	205,800

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			205,000	205,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)			430,000	439,675

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			110,000	112,063

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			240,000	241,800

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			75,000	72,563

Berry Plastics Corp. company guaranty notes 6s, 2022			80,000	82,700

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			76,000	77,805

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			225,000	225,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	117,049

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			270,000	257,850

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			305,000	332,450

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			885,000	940,878

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			100,000	110,000

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			235,000	241,345

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			590,000	625,400

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			115,000	120,463

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			355,000	310,625

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	158,456

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	102,293

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	202,363

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	134,800

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			400,000	392,000

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			595,000	810,630

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			480,000	536,400

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			315,000	292,163

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			106,000	119,901

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			112,000	122,094

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			315,000	318,938

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			415,000	426,413

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			145,000	149,350

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	79,268

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			120,000	123,900

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	104,612

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.127s, 2021			445,000	446,113

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7s, 2024			230,000	236,785

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			394,000	408,775

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5s, 2026			100,000	101,437

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			247,000	247,309

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			350,000	343,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			39,000	41,340

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			234,000	237,365

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6 3/8s, 2026			160,000	159,600

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	148,890

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			250,000	253,280

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			415,000	420,706

				12,702,447
Communication services (1.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	171,655

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	200,223

American Tower Corp. sr. unsec. notes 4s, 2025(R)			505,000	537,050

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			475,000	526,469

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			392,000	401,750

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			393,000	402,002

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			885,000	888,637

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			367,000	387,644

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			56,000	57,429

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			104,000	111,344

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022			115,000	121,325

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			161,000	164,623

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026			135,000	137,025

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			350,000	363,125

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026			65,000	66,950

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2023			155,000	155,872

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			154,000	151,305

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			34,000	35,275

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			210,000	200,025

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			210,000	199,500

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484s, 2045			1,112,000	1,327,751

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908s, 2025			283,000	309,404

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			890,000	916,101

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			393,000	565,274

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	47,914

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			185,000	254,556

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			875,000	981,803

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			166,000	182,185

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45s, 2026(R)			20,000	21,713

Crown Castle International Corp. sr. unsec. unsub. bonds 3.7s, 2026(R)			340,000	349,917

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			113,000	102,830

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			326,000	332,520

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			195,000	293,648

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	170,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			220,000	204,600

Frontier Communications Corp. sr. unsec. notes 11s, 2025			245,000	253,575

Frontier Communications Corp. sr. unsec. notes 10 1/2s, 2022			315,000	333,309

Frontier Communications Corp. sr. unsec. notes 8 7/8s, 2020			70,000	74,725

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	18,855

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			42,000	37,275

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			121,000	83,490

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			158,000	106,650

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			38,000	9,310

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			58,000	14,355

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	124,483

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	60,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			161,000	167,760

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			180,000	180,675

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			150,000	151,500

Numericable-SFR SA 144A company guaranty sr. notes 7 3/8s, 2026 (France)			250,000	247,188

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)			400,000	391,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	145,624

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			52,000	52,780

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	90,670

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			166,000	242,596

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			675,000	529,875

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			87,000	77,321

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			157,000	160,784

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			234,000	249,210

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			418,000	341,715

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			589,000	502,123

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			557,000	591,813

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			90,000	94,050

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			174,000	181,830

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			60,000	62,100

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			10,000	10,563

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			62,000	65,100

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			59,000	59,959

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			280,000	293,650

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	285,332

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	498,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			327,000	362,004

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			120,000	153,275

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			618,000	639,547

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			60,000	76,584

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			2,009,000	2,091,972

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			335,000	345,434

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			367,000	379,845

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,532,000	1,529,719

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			335,000	311,550

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			309,000	319,815

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			107,000	100,848

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			421,000	353,640

				24,794,422
Conglomerates (—%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			357,000	501,032

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity			320,000	339,600

				840,632
Consumer cyclicals (1.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,225,000	1,789,394

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			871,000	874,088

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			101,000	101,505

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			110,000	109,450

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			235,000	242,050

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			330,000	289,575

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			551,000	602,254

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			403,000	355,078

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			118,000	108,560

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			158,000	64,780

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			125,000	133,125

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026			80,000	83,600

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			245,000	244,388

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			367,000	350,944

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			286,000	303,875

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			80,000	82,400

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			930,000	1,318,494

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			123,000	127,613

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			118,000	120,897

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			119,000	121,083

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			70,000	69,300

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			233,000	221,350

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			560,000	560,000

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			400,000	415,268

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			65,000	69,063

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			45,000	46,350

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			210,000	217,875

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			156,000	164,580

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	441,835

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			565,000	586,836

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)			250,000	248,438

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	180,856

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			465,000	709,555

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			515,000	690,545

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	294,502

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020			480,000	571,519

General Motors Co. sr. unsec. notes 6 1/4s, 2043			110,000	122,194

General Motors Co. sr. unsec. notes 5.2s, 2045			35,000	34,675

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			490,000	581,231

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			241,000	245,995

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			222,000	225,216

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			137,000	140,560

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			55,000	55,650

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			485,000	484,658

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			115,000	63,969

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			179,000	185,489

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026			110,000	113,300

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026			80,000	81,500

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			196,000	204,330

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	227,000	179,217

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$460,000	528,040

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			155,000	155,388

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			410,000	429,081

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	100,870

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			421,000	462,841

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			463,000	466,473

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85s, 2026			395,000	429,591

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	50,572

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			169,000	126,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			155,000	160,813

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			75,000	77,602

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			400,000	376,000

JC Penney Corp, Inc. 144A company guaranty sr. notes 5 7/8s, 2023			60,000	60,375

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	105,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			265,000	253,738

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			250,000	249,221

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			138,000	155,595

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			73,000	78,475

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	119,600

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			85,000	87,975

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			35,000	36,706

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			295,000	310,488

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			80,000	83,032

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			356,000	361,785

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			155,000	161,200

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			130,000	130,650

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			152,000	167,032

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			175,000	181,563

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			305,000	292,800

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			100,000	105,750

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			225,000	245,813

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			45,000	47,250

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	162,835

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			165,000	178,200

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021			50,000	52,250

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			197,000	138,393

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			180,000	162,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			355,000	269,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			120,000	97,800

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			275,000	284,625

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			345,000	357,938

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			55,000	59,189

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026			185,000	193,969

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026			690,000	726,729

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			120,000	123,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			155,000	159,263

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			227,000	230,973

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2026			140,000	133,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			172,000	172,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			135,000	130,275

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			390,000	413,141

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			293,000	331,823

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			380,000	389,500

QVC, Inc. company guaranty sr. notes 4.85s, 2024			200,000	207,031

QVC, Inc. company guaranty sr. sub. notes 4.45s, 2025			110,000	110,373

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			310,000	312,325

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			271,000	277,098

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			109,000	111,725

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			207,000	214,504

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			240,000	269,364

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			165,000	168,713

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			820,000	666,250

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	31,625

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			140,000	140,700

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			118,000	123,900

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			350,000	360,500

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			130,000	132,925

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			157,000	162,299

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			277,000	285,656

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			110,000	114,538

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			6,000	6,360

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			11,000	11,481

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			85,000	89,675

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024			340,000	345,950

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			30,000	30,825

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			140,000	138,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			101,000	100,748

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			107,000	104,459

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			345,000	353,625

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026			125,000	122,813

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			220,000	219,972

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95s, 2026			650,000	654,902

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			70,000	69,213

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018			885,000	893,507

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022			150,000	149,250

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			42,000	42,315

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			225,000	222,469

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			136,000	142,120

Viacom, Inc. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	227,223

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			105,000	112,092

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	782,613

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	85,204

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	34,902

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			40,000	40,300

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5 5/8s, 2021			210,000	234,453

				35,899,878
Consumer staples (0.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			335,000	347,459

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			80,000	81,200

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,164

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			138,000	154,382

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			545,000	570,937

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			1,282,000	1,502,301

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			743,000	795,936

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65s, 2021			1,125,000	1,166,642

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			321,000	321,311

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			355,000	565,781

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			350,000	356,076

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			300,000	312,186

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			260,000	260,650

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			154,000	151,690

BlueLine Rental Finance Corp. 144A notes 7s, 2019			342,000	294,120

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	15,201

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	194,213

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			230,000	222,525

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			409,000	406,955

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			205,000	220,800

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			107,000	120,940

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			175,000	176,094

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			129,000	144,158

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			258,000	259,935

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			34,000	34,978

CVS Health Corp. sr. unsec. notes 4 3/4s, 2022			438,000	500,289

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			885,000	905,294

CVS Pass-Through Trust sr. notes 6.036s, 2028			10,770	12,162

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			163,378	164,165

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			145,000	149,531

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			416,000	417,756

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			470,000	496,579

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			308,000	419,611

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			226,000	274,010

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			86,000	92,444

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3 7/8s, 2024 (Mexico)			235,000	243,542

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	67,275

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	56,925

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			59,000	61,065

Kellogg Co. sr. unsec. unsub. notes 3 1/4s, 2026			505,000	519,101

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5 1/4s, 2026			200,000	205,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5s, 2024			200,000	203,500

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			340,000	464,268

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			180,000	237,082

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			340,000	473,427

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			29,000	29,290

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			56,000	74,150

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			174,000	216,205

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026			1,030,000	1,116,573

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018			185,000	213,972

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			65,000	72,225

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			879,000	883,041

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			90,000	89,775

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			126,000	126,945

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			196,000	189,140

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			295,000	314,913

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			132,000	147,261

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			188,000	216,787

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			50,000	26,750

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45s, 2026			25,000	25,664

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			240,000	251,605

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			190,000	203,300

				18,843,256
Energy (1.1%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			225,000	259,225

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026			215,000	237,869

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			80,000	77,600

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			83,000	79,680

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			126,000	123,165

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	15,678

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			124,000	127,026

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			367,000	324,795

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			119,000	95,795

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			19,000	15,903

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119s, 2026 (United Kingdom)			270,000	274,747

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			185,000	189,310

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			885,000	890,005

California Resources Corp. 144A company guaranty notes 8s, 2022			357,000	253,470

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,185,000	1,219,070

Cenovus Energy, Inc. sr. unsec. bonds 6 3/4s, 2039 (Canada)			25,000	26,253

Cenovus Energy, Inc. sr. unsec. bonds 4.45s, 2042 (Canada)			115,000	91,512

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			235,000	199,163

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			871,000	872,439

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			179,000	179,448

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			76,000	76,380

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			885,000	879,540

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024			65,000	56,713

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022			190,000	185,725

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			185,000	172,513

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			270,000	258,716

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			60,000	41,400

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021			302,000	302,000

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031			225,000	261,827

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			80,000	48,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			513,000	362,948

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			30,000	28,814

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			45,000	10,125

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	71,400

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			185,000	174,825

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			225,000	258,378

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	71,487

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (In default)(NON)			45,000	18,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			365,000	365,913

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada) (In default)(NON)			146,000	10,220

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			634,000	217,145

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Marathon Oil Corp. sr. unsec. unsub. notes 3.85s, 2025			110,000	101,060

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7s, 2024 (Canada)			145,000	111,650

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			130,000	100,750

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2017 (In default)(NON)			275,000	96,938

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			340,000	371,302

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			210,000	211,575

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			105,000	102,113

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			245,000	149,450

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			75,000	67,875

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			215,000	198,606

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	406,651

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			3,088,000	2,736,740

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			715,000	644,394

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			927,999	649,599

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			515,000	179,581

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			300,000	273,450

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			250,000	251,250

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			1,125,000	1,187,938

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			250,000	253,450

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			1,280,000	1,231,872

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			885,000	897,955

Range Resources Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			200,000	195,500

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			90,000	78,300

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			35,000	30,800

Sabine Pass Liquefaction, LLC 144A sr. notes 5 7/8s, 2026			200,000	200,750

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			67,000	69,722

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			361,000	7,220

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			215,000	88,150

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			105,000	106,050

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			180,000	186,525

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)			80,000	4,800

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019 (In default)(NON)			179,000	89,500

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			950,000	979,657

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			110,000	112,039

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			73,000	68,438

SM Energy Co. sr. unsec. sub. notes 5s, 2024			135,000	115,425

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			203,000	187,775

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022			220,000	202,125

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	131,752

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)			42,000	10,710

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			871,000	875,527

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			75,000	17,250

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			65,000	50,213

Western Gas Partners LP sr. unsec. unsub. notes 4.65s, 2026			80,000	79,837

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			68,000	61,540

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019			210,000	193,200

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			445,000	408,733

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032			135,000	144,450

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021			30,000	32,250

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031			11,000	11,110

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023			140,000	123,900

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			127,000	119,539

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			56,000	57,451

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			234,000	225,810

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020			95,000	94,821

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			554,000	515,220

				25,524,515
Financials (3.4%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			420,000	429,851

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			220,000	309,631

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			135,000	138,286

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021			885,000	907,098

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	157,988

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			357,000	413,228

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			101,000	113,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			269,000	299,935

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			146,000	152,935

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			535,000	536,338

Ally Financial, Inc. unsec. sub. notes 8s, 2018			109,000	119,083

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			230,000	217,071

American Express Co. sr. unsec. bonds 8 1/8s, 2019			750,000	879,185

American Express Co. sr. unsec. notes 7s, 2018			617,000	673,968

American Express Co. sr. unsec. notes 6.15s, 2017			1,053,000	1,111,237

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			387,000	486,433

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6 3/4s, perpetual maturity (United Kingdom)			200,000	206,476

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			425,000	441,554

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			305,000	319,549

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	199,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	185,307

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			465,000	471,975

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			75,000	79,875

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,227,000	1,234,844

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			565,000	567,115

Bank of America Corp. unsec. sub. notes 6.11s, 2037			1,030,000	1,221,310

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			871,000	877,364

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	272,354

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)			505,000	515,245

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			885,000	887,804

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			895,000	894,553

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			262,000	330,257

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			727,000	643,395

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			370,000	369,075

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			90,000	99,270

BGC Partners, Inc. 144A sr. unsec. notes 5 1/8s, 2021			215,000	217,385

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			1,056,000	1,061,288

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	111,594

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			450,000	482,653

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			325,000	340,417

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)			190,000	213,228

Cantor Fitzgerald LP 144A unsec. bonds 7 7/8s, 2019			170,000	190,790

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			610,000	643,930

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			190,000	195,328

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			236,000	245,760

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	141,833

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			339,000	346,587

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			62,000	62,310

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			87,000	88,088

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			118,000	123,015

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			109,000	112,301

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			342,000	347,985

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			213,000	224,715

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			146,000	152,753

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			14,000	13,790

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			324,000	316,710

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity			376,000	366,327

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			42,000	40,320

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			160,000	179,351

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			300,000	309,000

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			105,000	108,675

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			815,000	951,252

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			385,000	387,673

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,210,000	1,210,949

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			792,000	802,239

Credit Acceptance Corp. company guaranty sr. unsec. notes 7 3/8s, 2023			85,000	81,600

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			348,000	331,470

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			490,000	461,825

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			75,000	90,573

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			967,000	1,008,928

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			190,000	114,000

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			100,000	116,550

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			16,000	17,385

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			140,000	147,700

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			170,000	172,125

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			380,000	402,116

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			235,000	228,831

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			385,000	389,331

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			156,000	145,080

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			230,000	249,473

GE Capital International Funding Co. Unlimited Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			1,229,000	1,378,429

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			560,000	184,800

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			335,000	383,121

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			930,000	951,534

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			494,000	500,639

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			122,000	150,425

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	113,592

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			195,000	202,374

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			155,000	155,948

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			110,000	110,583

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			833,000	1,198,271

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			688,000	770,907

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024			130,000	133,543

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			30,000	28,800

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			234,000	224,640

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			322,000	317,975

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			174,000	164,018

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,960,000	2,153,199

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			45,000	48,206

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			146,000	157,315

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)			200,000	189,623

iStar, Inc. sr. unsec. notes 5s, 2019(R)			55,000	51,288

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity			488,000	486,170

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			363,000	370,260

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			882,000	890,218

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026			115,000	121,844

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			962,000	977,678

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			160,000	161,683

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			355,000	415,070

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,054,000	1,148,860

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			1,073,000	1,048,858

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			200,000	202,896

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			185,000	198,875

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			479,000	493,578

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			305,000	312,656

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			330,000	368,501

Metropolitan Life Global Funding I 144A sr. notes 3s, 2023			155,000	158,909

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			385,000	414,044

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85s, 2026 (Japan)			255,000	278,201

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			966,000	989,957

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)			115,000	122,475

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			260,000	271,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			115,000	118,738

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.347s, 2019 (Australia)			725,000	720,726

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	484,116

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			220,000	206,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	89,775

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 9 3/8s, 2039			135,000	205,063

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			243,000	253,631

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			250,000	211,250

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			55,000	37,400

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			120,000	117,000

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			120,000	116,400

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			515,000	516,334

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			165,000	146,644

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			890,000	890,762

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			234,000	257,823

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			346,000	317,455

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			174,000	165,518

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			160,000	176,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			388,000	402,550

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			144,000	140,400

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			75,000	82,519

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			885,000	902,381

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			285,000	304,935

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			975,000	892,125

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			760,000	741,078

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	526,898

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			400,000	398,136

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)			280,000	278,505

Santander UK PLC sr. unsec. unsub. bonds 1 3/8s, 2017 (United Kingdom)			950,000	947,681

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			355,000	361,704

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			220,000	243,100

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			320,000	325,581

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			35,000	35,617

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			35,000	35,274

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			760,000	776,710

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			802,000	805,430

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			375,000	381,139

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8 1/4s, 2020			85,000	85,213

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			50,000	48,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			524,000	490,595

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			40,000	37,250

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			270,000	327,444

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			250,000	269,018

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			400,000	404,000

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			458,000	463,814

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	269,384

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2017(STP)			570,000	575,700

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			56,000	44,800

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	151,454

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			240,000	243,900

UBS Group AG jr. unsec. sub. FRN 6 7/8s, perpetual maturity (Switzerland)			206,000	194,541

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4 1/8s, 2026 (Jersey)			508,000	528,861

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3s, 2021 (Jersey)			1,045,000	1,061,474

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			900,000	900,439

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			235,000	232,650

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)			410,000	413,075

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)			125,000	128,438

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			2,000,000	2,193,012

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942s, 2023 (Russia)			300,000	313,512

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,114,201

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			400,000	418,000

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	99,087

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			58,000	28,493

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			125,000	123,438

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			440,000	466,400

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			871,000	878,484

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)			220,000	243,509

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			95,000	98,808

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			290,000	289,275

				77,457,502
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			14,000	14,670

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			240,000	244,235

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			820,000	838,305

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			793,000	797,683

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			220,000	226,050

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			140,000	135,800

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			403,000	423,179

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			201,000	208,751

Actavis Funding SCS company guaranty sr. unsec. notes 2.35s, 2018 (Luxembourg)			595,000	603,109

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			255,000	228,225

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	369,194

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			885,000	892,381

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	367,279

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			885,000	935,136

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022			465,000	493,602

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			180,000	183,600

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			245,000	260,466

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			290,000	302,325

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			68,000	67,490

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			259,000	226,625

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	257,980

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			180,000	152,550

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)			215,000	220,463

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			227,000	187,275

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			389,000	399,698

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			120,000	104,400

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			310,000	268,925

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			285,000	250,800

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			120,000	117,000

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			370,000	384,106

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			532,000	590,520

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			260,000	269,100

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			244,000	251,930

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			48,000	54,600

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			50,000	51,250

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	184,050

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			265,000	265,000

Johnson & Johnson sr. unsec. notes 5.15s, 2018			554,000	601,508

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			331,000	330,173

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			255,000	271,096

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			125,000	111,563

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			85,000	86,063

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			763,000	770,243

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			140,000	139,650

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			530,000	524,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			534,000	555,555

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			168,000	173,040

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			445,000	461,688

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			105,000	106,313

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			53,000	53,398

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			82,000	81,385

Tenet Healthcare Corp. company guaranty sr. FRN 4.153s, 2020			185,000	182,688

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	321,775

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			31,000	31,753

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			174,000	183,570

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			396,000	427,020

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	349,491

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	62,712

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	255,987

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	251,542

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			31,000	27,358

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			183,000	157,380

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			160,000	128,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			180,000	145,350

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			14,000	11,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			85,000	68,266

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			125,000	106,797

				18,805,766
Technology (0.5%)

Apple, Inc. sr. unsec. notes 3.45s, 2024			150,000	162,390

Apple, Inc. sr. unsec. notes 2.1s, 2019			15,000	15,433

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			262,000	285,445

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			314,000	314,575

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			115,000	25,300

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			305,000	218,075

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017			395,000	401,205

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			401,000	401,994

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			130,000	133,250

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7 1/8s, 2024			100,000	104,442

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046			242,000	260,176

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023			1,424,000	1,477,504

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5 7/8s, 2021			210,000	214,152

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			885,000	886,692

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	109,403

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5s, 2025			170,000	192,989

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			385,000	389,813

First Data Corp. 144A notes 5 3/4s, 2024			225,000	223,313

First Data Corp. 144A sr. notes 5 3/8s, 2023			180,000	182,792

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			108,000	113,886

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	390,874

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			575,000	543,019

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			65,000	68,088

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			890,000	895,274

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			231,000	243,128

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			80,000	83,700

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			84,000	91,770

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			180,000	169,200

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023			125,000	132,813

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	75,537

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	273,178

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4 5/8s, 2023 (Netherlands)			335,000	340,863

Oracle Corp. sr. unsec. unsub. notes 2.65s, 2026			550,000	551,380

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	362,972

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			200,000	197,500

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			275,000	282,219

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			128,000	62,720

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			295,000	312,700

				11,189,764
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			480,000	457,200

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	129,524

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	122,764

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			240,000	256,389

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			95,998	108,247

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	46,143

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			160,199	168,609

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			561,000	555,390

				1,844,266
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			99,000	115,335

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			435,000	436,088

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			59,000	57,820

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			227,000	255,943

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5s, 2044			465,000	505,055

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	40,436

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6 1/8s, 2036			7,000	9,282

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95s, 2026			90,000	94,511

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			325,000	316,063

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			42,000	43,995

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			34,000	35,360

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			30,000	30,953

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			624,000	711,980

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			130,000	140,219

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016			19,000	19,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	266,037

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	14,475

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			315,000	315,394

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	9,600

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			515,000	545,900

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,660,000	1,558,325

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,235,000	1,179,425

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	153,466

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	185,435

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55s, 2026			303,000	310,041

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			134,882	158,150

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			104,000	110,240

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024			255,000	247,988

Energy Transfer Partners LP sr. unsec. unsub. bonds 6 1/8s, 2045			155,000	160,722

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	88,670

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	79,200

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			531,000	547,816

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			220,000	174,900

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	35,775

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			193,000	137,030

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			132,000	136,950

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			42,000	41,370

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			255,000	251,615

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			270,000	270,963

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			155,000	150,690

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032			157,000	176,744

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	329,379

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	132,813

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	89,248

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			515,000	533,025

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026			225,000	223,875

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	211,030

Oncor Electric Delivery Co., LLC sr. notes 5.3s, 2042			45,000	56,077

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			80,000	88,686

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			405,000	415,204

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034			112,000	149,224

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	462,069

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	15,653

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	98,818

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			775,000	657,781

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			80,000	82,088

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			157,000	167,934

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			109,000	109,969

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			72,000	70,287

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			185,000	180,375

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	30,600

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020			20,000	23,275

Union Electric Co. sr. notes 6.4s, 2017			140,000	147,022

				14,393,393

Total corporate bonds and notes (cost $258,844,064)				$261,714,707

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.1%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from March 15, 2046 to March 20, 2046			994,825	1,093,258
3 1/2s, TBA, August 1, 2046			15,000,000	15,895,899
3 1/2s, TBA, July 1, 2046			29,000,000	30,773,985

				47,763,142
U.S. Government Agency Mortgage Obligations (5.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.000%, August 1, 2024(i)			729,804	788,604

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			2,803	2,814
6s, TBA, July 1, 2046			10,000,000	11,437,500
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			86,256	94,689
4s, TBA, August 1, 2046			30,000,000	32,139,843
4s, TBA, July 1, 2046			30,000,000	32,165,625
4.000%, October 1, 2024(i)			68,934	74,606
3 1/2s, with due dates from October 1, 2045 to November 1, 2045			954,451	1,020,033
3 1/2s, TBA, July 1, 2046			1,000,000	1,054,922
3s, June 1, 2046(FWC)			2,000,000	2,089,062
3s, TBA, August 1, 2046			9,000,000	9,321,680
3s, TBA, July 1, 2046			21,000,000	21,789,140
3s, TBA, July 1, 2031			16,000,000	16,773,750

				128,752,268

Total U.S. government and agency mortgage obligations (cost $175,451,298)				$176,515,410

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 0.750%, October 31, 2017(i)			$37,000	$37,144

Total U.S. treasury obligations (cost $37,144)				$37,144

MORTGAGE-BACKED SECURITIES (2.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.2%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.946s, 2025 (Bermuda)			$247,778	$247,159

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, 22.176s, 2035			85,178	135,855
IFB Ser. 3249, Class PS, 20.816s, 2036			52,858	83,024
IFB Ser. 3065, Class DC, 18.534s, 2035			69,597	105,522
IFB Ser. 2990, Class LB, 15.816s, 2034			82,358	108,025
Structured Agency Credit Risk FRB Ser. 16-DNA2, Class M1, 1.703s, 2028			491,770	492,656
Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M1, 1.653s, 2028			248,120	248,239
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M1, 1.503s, 2025			297,699	297,884
FRB Ser. T-56, Class A, IO, 0.524s, 2043			89,072	1,479
Ser. 3326, Class WF, zero %, 2035			1,709	1,450
Ser. 1208, Class F, PO, zero %, 2022			643	596
FRB Ser. T-56, Class 2, IO, zero %, 2043			88,977	—

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036			24,922	50,611
IFB Ser. 06-8, Class HP, 22.905s, 2036			44,252	78,160
IFB Ser. 07-53, Class SP, 22.538s, 2037			71,752	115,145
IFB Ser. 05-75, Class GS, 18.89s, 2035			58,787	84,263
Ser. 13-1, Class MI, IO, 3s, 2043			2,230,926	196,946
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.653s, 2024			266,813	267,381
FRB Ser. 03-W10, Class 1, IO, 0.66s, 2043			104,902	1,401
FRB Ser. 01-50, Class B1, IO, 0.395s, 2041			742,888	8,822
FRB Ser. 02-W8, Class 1, IO, 0.308s, 2042			486,178	5,773
Ser. 01-79, Class BI, IO, 0.303s, 2045			305,056	2,836
Ser. 03-34, Class P1, PO, zero %, 2043			15,418	13,100

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040			891,203	148,998
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			34,134	3,547
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			186,240	28,245
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			343,026	14,478
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,045,329	189,633
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			4,008,875	415,845
Ser. 15-H25, Class BI, IO, 1.98s, 2065			5,998,553	746,820
Ser. 15-H26, Class EI, IO, 1.715s, 2065			3,366,340	371,307
Ser. 15-H24, Class BI, IO, 1.612s, 2065			6,832,635	476,918

				4,942,118
Commercial mortgage-backed securities (1.6%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508s, 2049			853,622	2,797

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.494s, 2051			4,252,990	16,178

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.552s, 2041			103,047	1,425
FRB Ser. 04-4, Class XC, IO, 0.092s, 2042			63,045	39
FRB Ser. 05-1, Class XW, IO, zero %, 2042			1,667,562	167

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134s, 2042			181,520	177,418
FRB Ser. 04-PR3I, Class X1, IO, 0.332s, 2041			25,854	140

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.562s, 2039			435,000	380,930
FRB Ser. 06-PW11, Class C, 5.562s, 2039			261,000	220,910
Ser. 04-PWR5, Class E, 5.222s, 2042			87,189	87,189
FRB Ser. 06-PW14, Class X1, IO, 0.824s, 2038			5,362,229	73,999

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.67s, 2029			76,527	2,127

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.576s, 2049			1,572,944	3,932

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.386s, 2044			295,000	147,736
FRB Ser. 11-C2, Class E, 5.823s, 2047			331,000	330,384

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			207,000	184,135
Ser. 14-GC21, Class AS, 4.026s, 2047			382,000	418,248
FRB Ser. 14-GC19, Class XA, IO, 1.456s, 2047			1,941,440	129,300

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.769s, 2049			32,646,424	61,375

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			615,000	618,998
FRB Ser. 14-CR18, Class C, 4.896s, 2047			1,626,000	1,689,916
FRB Ser. 14-UBS6, Class C, 4.614s, 2047			854,000	819,026
Ser. 13-CR13, Class AM, 4.449s, 2023			311,000	343,393
FRB Ser. 14-LC15, Class XA, IO, 1.544s, 2047			12,355,235	805,759
FRB Ser. 14-CR17, Class XA, IO, 1.338s, 2047			6,783,526	407,012
FRB Ser. 14-UBS6, Class XA, IO, 1.212s, 2047			7,041,569	421,555

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			458,000	331,958
FRB Ser. 07-C9, Class AJFL, 1.135s, 2049			212,000	198,241
FRB Ser. 06-C8, Class XS, IO, 0.719s, 2046			34,871,521	41,274

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.599s, 2040			26,734,917	100,844
FRB Ser. 07-C2, Class AX, IO, 0.214s, 2049			14,176,035	11,341

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			59,157	63,890
FRB Ser. 03-C3, Class AX, IO, 2.197s, 2038			99,731	7

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.944s, 2050			1,515,000	1,200,263

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			61,746	61,746

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.687s, 2044			431,000	462,005
FRB Ser. 11-LC3A, Class D, 5.549s, 2044			717,000	732,559

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.961s, 2020			146,075	2,178

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.119s, 2045			1,475,932	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.52s, 2044			235,333	231,509

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.391s, 2049			27,425,472	58,649

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.785s, 2043			299,320	712

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.753s, 2046			4,895,733	385,294

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.557s, 2046			436,000	387,778

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179s, 2046			722,000	707,199
FRB Ser. 14-GC22, Class XA, IO, 1.214s, 2047			8,266,269	480,427

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.835s, 2045			209,000	204,298
FRB Ser. 11-GC3, Class D, 5.821s, 2044			1,128,000	1,148,686
FRB Ser. 13-GC12, Class D, 4.615s, 2046			939,000	816,930
FRB Ser. 06-GG6, Class XC, IO, zero %, 2038			59,415	1

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C17, Class XA, IO, 1.197s, 2047			9,165,614	465,613

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.564s, 2047			165,000	161,651
FRB Ser. 12-LC9, Class E, 4.564s, 2047			537,000	493,557

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			134,000	132,700
FRB Ser. 05-LDP5, Class F, 5.718s, 2044			644,000	643,871
Ser. 06-LDP8, Class B, 5.52s, 2045			306,000	283,264
Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,302,000	2,298,317
Ser. 04-LN2, Class A2, 5.115s, 2041			19,084	19,105
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			243,000	233,912
FRB Ser. 13-LC11, Class XA, IO, 1.678s, 2046			13,716,234	931,332
FRB Ser. 06-CB17, Class X, IO, 0.643s, 2043			7,338,635	13,695
FRB Ser. 06-LDP8, Class X, IO, 0.583s, 2045			907,540	299
FRB Ser. 07-LDPX, Class X, IO, 0.471s, 2049			8,482,102	34,349

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			260,000	240,245
FRB Ser. 12-C6, Class E, 5.365s, 2045			943,000	903,960
FRB Ser. 12-C8, Class D, 4.813s, 2045			594,000	569,111
FRB Ser. 05-CB12, Class X1, IO, 0.496s, 2037			309,512	1,287

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.831s, 2040			34,001	33,929

LB-UBS Commercial Mortgage Trust
Ser. 06-C1, Class AJ, 5.276s, 2041			502,700	499,055
FRB Ser. 07-C2, Class XW, IO, 0.737s, 2040			813,580	2,592

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.859s, 2039			24,114,062	43,164
FRB Ser. 05-C5, Class XCL, IO, 0.498s, 2040			1,204,100	11,699
FRB Ser. 05-C7, Class XCL, IO, 0.461s, 2040			426,423	3,708
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			151,607	34

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.41s, 2048			788,000	726,024

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.021s, 2050			7,987	7,974

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.578s, 2039			273,550	124
FRB Ser. 05-MCP1, Class XC, IO, 0.023s, 2043			155,494	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156s, 2044			12,128	142
FRB Ser. 06-C4, Class X, IO, 6.024s, 2045			291,088	4,657

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			439,000	433,249

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476s, 2045			518,000	548,199
FRB Ser. 14-C17, Class XA, IO, 1.42s, 2047			5,718,315	359,110

Morgan Stanley Capital I Trust
FRB Ser. 06-IQ11, Class AJ, 6.112s, 2042			250,921	250,796
FRB Ser. 07-T27, Class AJ, 5.82s, 2042			358,000	346,723
Ser. 07-IQ14, Class A2, 5.61s, 2049			71,702	71,803
Ser. 07-HQ11, Class C, 5.558s, 2044			312,000	215,280
Ser. 07-HQ11, Class AJ, 5.508s, 2044			343,000	339,604
Ser. 06-HQ10, Class AJ, 5.389s, 2041			575,000	571,838

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.348s, 2049			647,000	672,621
FRB Ser. 11-C3, Class E, 5.348s, 2049			545,000	533,677

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,474,142	1,475,027

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			284,000	299,790
FRB Ser. 12-C4, Class XA, IO, 1.93s, 2045			9,400,600	752,123

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.519s, 2048			27,663,838	21,025
FRB Ser. 07-C34, IO, 0.456s, 2046			3,546,065	23,404

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.148s, 2045			6,084,888	1,217
FRB Ser. 05-C18, Class XC, IO, zero %, 2042			121,060	12

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.433s, 2046			280,000	311,894
FRB Ser. 14-LC16, Class XA, IO, 1.615s, 2050			2,331,652	163,915

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.433s, 2046			655,000	579,159

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			396,000	404,831
Ser. 13-UBS1, Class AS, 4.306s, 2046			256,000	284,705
FRB Ser. 13-C17, Class XA, IO, 1.71s, 2046			6,588,761	418,386
FRB Ser. 14-C22, Class XA, IO, 1.093s, 2057			13,765,981	740,610

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.847s, 2044			280,000	290,304
FRB Ser. 11-C3, Class D, 5.807s, 2044			388,000	398,398
FRB Ser. 11-C2, Class D, 5.788s, 2044			344,000	344,550
FRB Ser. 13-C15, Class D, 4.629s, 2046			524,000	462,523
Ser. 14-C19, Class D, 4.234s, 2047			331,000	259,209
FRB Ser. 12-C9, Class XA, IO, 2.295s, 2045			6,291,097	561,795
FRB Ser. 12-C10, Class XA, IO, 1.873s, 2045			5,644,827	435,216
FRB Ser. 13-C12, Class XA, IO, 1.537s, 2048			1,489,364	91,990
FRB Ser. 12-C9, Class XB, IO, 0.866s, 2045			10,038,000	403,799

				36,798,030
Residential mortgage-backed securities (non-agency) (0.5%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A3, 1.48s, 2046			180,000	112,220

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.377s, 2046			1,821,300	1,384,188
FRB Ser. 05-27, Class 1A1, 1.356s, 2035			343,936	288,906
FRB Ser. 05-59, Class 1A1, 0.778s, 2035			884,618	716,540
FRB Ser. 06-OC2, Class 2A3, 0.743s, 2036			307,722	215,405
FRB Ser. 06-OA10, Class 4A1, 0.643s, 2046			2,141,470	1,499,029

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M3, 5.603s, 2028			400,000	397,083

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.353s, 2028			1,140,000	1,182,853
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.153s, 2028			1,610,000	1,656,446
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.003s, 2028			470,000	480,627
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.453s, 2025			650,000	654,958
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.453s, 2025			20,000	20,263

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			160,000	113,600

Nomura Resecuritization Trust 144A FRB Ser. 15-1R, Class 6A9, 0.609s, 2047			1,000,000	570,100

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.413s, 2045			531,887	484,655
FRB Ser. 05-AR19, Class A1C3, 0.953s, 2045			127,282	107,069
FRB Ser. 05-AR13, Class A1C3, 0.943s, 2045			314,482	264,071
FRB Ser. 04-AR12, Class A2B, 0.913s, 2044			627,952	572,002
FRB Ser. 05-AR11, Class A1B3, 0.853s, 2045			729,023	652,257

				11,372,272

Total mortgage-backed securities (cost $54,390,678)				$53,112,420

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
			Principal amount/units	Value

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2026 (Argentina)			$648,000	$702,054

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2036 (Argentina)			445,000	445,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	515,113

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	3,896	1,133,204

Buenos Aires (Province of) 144A sr. unsec. notes 9 1/8s, 2024 (Argentina)			$739,000	807,481

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			615,000	691,875

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			319,231	355,943

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			200,000	215,500

Cordoba (Province of) 144A sr. unsec. unsub. notes 7 1/8s, 2021 (Argentina)			470,000	471,175

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			200,000	206,425

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	218,088

Indonesia (Republic of) 144A sr. unsec. notes 5 1/4s, 2042 (Indonesia)			430,000	456,076

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			200,000	215,011

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			300,000	355,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			285,000	287,051

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			600,000	672,230

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			920,000	950,213

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)			270,000	263,569

Total foreign government and agency bonds and notes (cost $9,430,116)				$8,961,508

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	7/24/17	$0.00	269,100	$1,022,610

Midea Group Co., Ltd. 144A (China)	4/29/17	0.00	213,450	762,092

Shenzen Airport Co. 144A (China)	6/3/18	0.00	484,800	620,266

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	258,100	1,263,771

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	281,300	838,785

Total warrants (cost $4,041,192)				$4,507,524

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$389,151	$273,054

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			1,110,617	1,107,840

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			94,525	94,919

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			338,100	316,124

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			77,294	75,942

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			174,939	165,919

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			187,570	139,271

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			134,648	117,480

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			243,663	218,459

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			619,610	205,633

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			6,359	2,110

Total senior loans (cost $3,294,756)				$2,716,751

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.453s, 2017			$2,287,000	$2,287,000

Total asset-backed securities (cost $2,287,000)				$2,287,000

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Capital, Inc.			17,328	$215,214

Medley Capital Corp.			36,341	243,485

Solar Capital, Ltd.			14,496	276,149

Total investment companies (cost $853,806)				$734,848

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$87,000	$87,707

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018			83,000	118,690

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			106,000	70,556

Total convertible bonds and notes (cost $245,187)				$276,953

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,578	$232,540

Total convertible preferred stocks (cost $138,507)				$232,540

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,720	$166,790

Total preferred stocks (cost $168,119)				$166,790

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

EUR/USD (Put)	Jul-16/$1.10	EUR	16,248,100	$94,484

FTSE 100 Index (Put)	Jul-16/6,058.33	GBP	512	10,452

USD/CAD (Call)	Jul-16/CAD 1.32		$8,942,300	24,770

Total purchased options outstanding (cost $239,034)				$129,706

SHORT-TERM INVESTMENTS (22.5%)(a)
			Principal amount/shares	Value

Interest in $347,054,000 joint tri-party repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/16 - maturity value of $15,790,189 for an effective yield of 0.430% (collateralized by various mortgage backed securities with coupon rates ranging from zero% to 4.500% and due dates ranging from 8/1/22 to 6/1/46, valued at $353,995,080)			$15,790,000	$15,790,000

Putnam Cash Collateral Pool, LLC 0.64%(d)		Shares	44,637,082	44,637,082

Putnam Money Market Liquidity Fund 0.39%(AFF)		Shares	126,213,023	126,213,023

Putnam Short Term Investment Fund 0.47%(AFF)		Shares	305,835,225	305,835,225

U.S. Treasury Bills 0.27%, August 18, 2016(SEGCCS)			$111,000	110,966

U.S. Treasury Bills 0.20%, August 11, 2016(SEG)(SEGSF)(SEGCCS)			15,869,000	15,865,322

U.S. Treasury Bills 0.21%, August 4, 2016(SEGSF)(SEGCCS)			320,000	319,935

U.S. Treasury Bills 0.20%, July 21, 2016(SEGSF)			5,000	4,999

U.S. Treasury Bills 0.23%, July 14, 2016(SEG)(SEGSF)(SEGCCS)			5,699,000	5,698,728

U.S. Treasury Bills 0.22%, July 7, 2016(SEGSF)			190,000	189,998

Total short-term investments (cost $514,665,172)				$514,665,278

TOTAL INVESTMENTS

Total investments (cost $2,403,561,825)(b)				$2,495,649,546

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $274,165,783) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$3,394,799	$3,227,521	$167,278
	British Pound	Sell	9/21/16	7,542,996	8,057,764	514,768
	Canadian Dollar	Sell	7/21/16	2,031,172	2,023,081	(8,091)
	Euro	Buy	9/21/16	2,857,462	2,927,055	(69,593)
	Hong Kong Dollar	Sell	8/18/16	2,071,405	2,071,184	(221)
	Japanese Yen	Sell	8/18/16	98,435	124,937	26,502
	Malaysian Ringgit	Buy	8/18/16	2,320,590	2,311,490	9,100
	New Zealand Dollar	Buy	7/21/16	2,475,482	2,423,895	51,587
	Norwegian Krone	Sell	9/21/16	152,461	152,906	445
	Swedish Krona	Sell	9/21/16	2,232,467	2,358,461	125,994
Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	1,103,276	1,150,475	(47,199)
	British Pound	Sell	9/21/16	4,307,524	4,431,872	124,348
	Canadian Dollar	Sell	7/21/16	1,180,154	1,226,172	46,018
	Euro	Buy	9/21/16	12,178,713	12,272,484	(93,771)
	Hong Kong Dollar	Buy	8/18/16	1,006,388	1,006,436	(48)
	Japanese Yen	Buy	8/18/16	226,614	97,653	128,961
	New Zealand Dollar	Sell	7/21/16	366,339	351,789	(14,550)
	Norwegian Krone	Buy	9/21/16	2,259,539	2,265,579	(6,040)
	Singapore Dollar	Buy	8/18/16	2,440,999	2,446,218	(5,219)
	Swedish Krona	Sell	9/21/16	3,307,478	3,301,201	(6,277)
	Swiss Franc	Buy	9/21/16	3,352,325	3,313,002	39,323
Citibank, N.A.
	Australian Dollar	Buy	7/21/16	4,266,716	4,251,616	15,100
	British Pound	Buy	9/21/16	2,383,240	2,579,583	(196,343)
	Canadian Dollar	Sell	7/21/16	4,529,034	4,504,447	(24,587)
	Danish Krone	Buy	9/21/16	1,146,005	1,153,512	(7,507)
	Euro	Sell	9/21/16	4,529,360	4,596,128	66,768
	New Zealand Dollar	Buy	7/21/16	3,434,028	3,317,845	116,183
	South African Rand	Buy	7/21/16	2,277,834	2,234,359	43,475
Credit Suisse International
	Australian Dollar	Buy	7/21/16	4,828,342	4,996,253	(167,911)
	British Pound	Buy	9/21/16	7,784,398	8,574,105	(789,707)
	Canadian Dollar	Sell	7/21/16	3,642,099	3,589,431	(52,668)
	Euro	Buy	9/21/16	1,361,846	1,372,251	(10,405)
	Hong Kong Dollar	Sell	8/18/16	1,945,879	1,945,721	(158)
	Japanese Yen	Sell	8/18/16	2,381,307	2,240,589	(140,718)
	New Zealand Dollar	Buy	7/21/16	4,681,651	4,574,315	107,336
	Norwegian Krone	Sell	9/21/16	7,169,046	7,194,313	25,267
	Swedish Krona	Sell	9/21/16	4,584,941	4,681,266	96,325
	Swiss Franc	Buy	9/21/16	6,865,324	6,784,896	80,428
Deutsche Bank AG
	Australian Dollar	Sell	7/21/16	1,138,233	1,108,097	(30,136)
	Euro	Sell	9/21/16	29,381	41,609	12,228
	Japanese Yen	Sell	8/18/16	202,560	84,703	(117,857)
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	3,454,875	3,516,330	(61,455)
	British Pound	Sell	9/21/16	4,327,508	4,513,789	186,281
	Canadian Dollar	Buy	7/21/16	2,216,640	2,094,574	122,066
	Euro	Buy	9/21/16	4,514,114	4,558,417	(44,303)
	Indonesian Rupiah	Buy	8/18/16	2,313,496	2,278,943	34,553
	Japanese Yen	Sell	8/18/16	4,677,221	4,722,858	45,637
	New Zealand Dollar	Buy	7/21/16	4,456,212	4,221,123	235,089
	South Korean Won	Buy	8/18/16	2,942	39,597	(36,655)
	Swedish Krona	Sell	9/21/16	6,458,554	6,501,742	43,188
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/16	2,351,300	2,296,076	55,224
	British Pound	Sell	9/21/16	2,225,903	2,260,870	34,967
	Canadian Dollar	Sell	7/21/16	3,247,940	3,201,718	(46,222)
	Euro	Sell	9/21/16	1,118,457	1,130,494	12,037
	Hong Kong Dollar	Sell	8/18/16	2,677,819	2,677,810	(9)
	Polish Zloty	Sell	9/21/16	18,951	37,767	18,816
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	1,983,468	2,125,054	(141,586)
	British Pound	Sell	9/21/16	6,553,144	6,773,917	220,773
	Canadian Dollar	Buy	7/21/16	2,545,854	2,564,707	(18,853)
	Euro	Buy	9/21/16	4,727,900	4,799,823	(71,923)
	Hong Kong Dollar	Sell	8/18/16	2,109,077	2,108,879	(198)
	Indonesian Rupiah	Buy	11/16/16	2,199,296	2,211,382	(12,086)
	Japanese Yen	Sell	8/18/16	2,395,974	2,363,739	(32,235)
	New Zealand Dollar	Buy	7/21/16	3,206,949	2,979,433	227,516
	Norwegian Krone	Buy	9/21/16	2,349,228	2,410,751	(61,523)
	Russian Ruble	Buy	9/21/16	2,289,227	2,234,034	55,193
	Singapore Dollar	Buy	8/18/16	98,171	98,423	(252)
	Swedish Krona	Sell	9/21/16	11,624,192	11,881,836	257,644
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/21/16	1,406,114	1,202,844	(203,270)
	British Pound	Sell	9/21/16	1,011,301	912,141	(99,160)
	Canadian Dollar	Sell	7/21/16	2,920,506	2,950,099	29,593
	Euro	Sell	9/21/16	2,287,661	2,356,253	68,592
	Japanese Yen	Sell	8/18/16	2,250,425	2,265,239	14,814
	New Zealand Dollar	Buy	7/21/16	5,613,158	5,476,089	137,069
	Norwegian Krone	Sell	9/21/16	5,112,493	5,085,947	(26,546)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	1,342,609	1,511,844	(169,235)
	British Pound	Sell	9/21/16	2,081,621	2,166,797	85,176
	Canadian Dollar	Buy	7/21/16	2,229,103	2,300,089	(70,986)
	Euro	Buy	9/21/16	1,759,037	1,772,216	(13,179)
	Singapore Dollar	Sell	8/18/16	2,340,973	2,324,175	(16,798)
	Swedish Krona	Buy	9/21/16	236,335	241,167	(4,832)
UBS AG
	Australian Dollar	Buy	7/21/16	5,028,397	4,994,068	34,329
	Canadian Dollar	Sell	7/21/16	3,341,835	3,321,250	(20,585)
	Euro	Buy	9/21/16	2,158,120	2,137,590	20,530
	Japanese Yen	Sell	8/18/16	2,309,556	2,180,980	(128,576)
	New Zealand Dollar	Buy	7/21/16	2,149,737	2,057,270	92,467
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	2,160,984	2,130,174	30,810
	Japanese Yen	Buy	8/18/16	11,812,220	11,453,140	359,080
	New Zealand Dollar	Buy	7/21/16	1,417,344	1,356,111	61,233

Total						$1,210,638

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	3,070	$320,845,700	Sep-16	$(2,266,837)
S&P Mid Cap 400 Index E-Mini (Long)	461	68,827,300	Sep-16	(616,033)
U.S. Treasury Bond 30 yr (Long)	51	8,789,531	Sep-16	478,024
U.S. Treasury Bond Ultra 30 yr (Long)	88	16,401,000	Sep-16	1,018,012
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,118,250	Sep-16	(69,762)
U.S. Treasury Note 2 yr (Long)	241	52,858,078	Sep-16	333,286
U.S. Treasury Note 2 yr (Short)	162	35,531,156	Sep-16	(245,932)
U.S. Treasury Note 5 yr (Long)	418	51,064,578	Sep-16	880,121
U.S. Treasury Note 5 yr (Short)	417	50,942,414	Sep-16	(933,900)
U.S. Treasury Note 10 yr (Long)	183	24,336,141	Sep-16	657,292
U.S. Treasury Note 10 yr (Short)	850	113,036,719	Sep-16	(3,056,379)
U.S. Treasury Note Ultra 10 yr (Short)	7	1,019,703	Sep-16	(33,537)

Total				$(3,855,645)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/16 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$290,396

Total			$290,396

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $45,980) (Unaudited)

	Expiration		Contract
	date/strike price		amount	Value

FTSE 100 Index (Put)	Jul-16/$5,933.42	GBP	512	$7,204

Total				$7,204

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $60,447,461) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2046	$30,000,000	7/14/16	$32,165,624
Federal National Mortgage Association, 3s, July 1, 2046	11,000,000	7/14/16	11,413,359
Government National Mortgage Association, 4s, July 1, 2046	1,000,000	7/20/26	1,069,063
Government National Mortgage Association, 3 1/2s, July 1, 2046	15,000,000	7/20/16	15,917,579

Total			$60,565,625

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$26,685,200	(E)	$(68,804)	9/21/18	3 month USD-LIBOR-BBA	1.12%	$118,846
	74,684,400	(E)	157,945	9/21/18	1.12%	3 month USD-LIBOR-BBA	(367,235)
	24,576,700	(E)	(154,273)	9/21/21	3 month USD-LIBOR-BBA	1.40%	300,224
	36,108,200	(E)	228,216	9/21/21	1.40%	3 month USD-LIBOR-BBA	(439,533)
	8,437,300	(E)	(92,194)	9/21/26	3 month USD-LIBOR-BBA	1.75%	182,187
	34,101,000	(E)	371,883	9/21/26	1.75%	3 month USD-LIBOR-BBA	(737,081)
	3,303,000	(E)	(79,162)	9/21/46	3 month USD-LIBOR-BBA	2.17%	171,400
	3,122,700	(E)	73,590	9/21/46	2.17%	3 month USD-LIBOR-BBA	(163,295)
	978,000		(13)	6/24/26	3 month USD-LIBOR-BBA	1.56%	17,223
	2,700,000		(10)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(1,291)
	200,000		(3)	6/29/26	1.36146%	3 month USD-LIBOR-BBA	302
	200,000		(3)	6/29/26	1.3534%	3 month USD-LIBOR-BBA	457
	2,700,000		(10)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(1,266)
	200,000		(3)	6/29/26	1.35735%	3 month USD-LIBOR-BBA	381
	2,700,000		(10)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(1,023)

	Total		$437,149	$(919,704)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$56,692	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(707)
	971,576	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,806)
	2,270	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2)
	317,376	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	324
	41,594	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(192)
	258,161	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,397
	64,610	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(802)
	323,545	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,157)
	489,355	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	550
	1,174,801	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,442
	389,147	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,294)
Citibank, N.A.
	451,504	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,707
baskets	719	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	2,495,097
units	16,035	—	11/23/16	3 month USD-LIBOR-BBA plus 0.02%	Russell 1000 Total Return Index	(2,592,092)
Credit Suisse International
	$1,644,115	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	5,785
	184,192	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,631)
Goldman Sachs International
	87,341	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(151)
	15,044	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(11)
	140,361	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,750)
	140,361	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,750)
	1,410,413	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,138)
	654,719	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,443)
	22,329	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(189)
	26,816	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(227)
	506,176	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,285)
baskets	72,273	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	9,373
shares	159,000	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	(26,590)
shares	36,900	—	12/15/20	1 month USD-LIBOR-BBA	Engro Corp., Ltd.	(6,171)

Total		$—	$(158,713)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,367	$20,000	5/11/63	300 bp	$(103)
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	(569)
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	(1,012)
	CMBX NA BBB- Index	BBB-/P	5,073	89,000	5/11/63	300 bp	(1,469)
	Credit Suisse International
	CMBX NA BB Index	—	(22,751)	1,289,000	5/11/63	(500 bp)	153,154
	CMBX NA BBB- Index	BBB-/P	4,314	298,000	5/11/63	300 bp	(17,589)
	CMBX NA BBB- Index	BBB-/P	6,396	487,000	5/11/63	300 bp	(29,398)
	CMBX NA BBB- Index	BBB-/P	46,368	517,000	5/11/63	300 bp	8,369
	CMBX NA BBB- Index	BBB-/P	27,322	259,000	1/17/47	300 bp	1,137
	CMBX NA BBB- Index	BBB-/P	9,717	273,000	1/17/47	300 bp	(17,884)
	CMBX NA BBB- Index	BBB-/P	27,809	291,000	1/17/47	300 bp	(1,611)
	CMBX NA BBB- Index	BBB-/P	249,141	3,335,000	1/17/47	300 bp	(88,025)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(242)	35,000	5/11/63	300 bp	(2,815)
	CMBX NA BBB- Index	BBB-/P	25	7,000	1/17/47	300 bp	(683)
	CMBX NA BBB- Index	BBB-/P	25	7,000	1/17/47	300 bp	(683)
	CMBX NA BBB- Index	BBB-/P	56	13,000	1/17/47	300 bp	(1,259)
	CMBX NA BBB- Index	BBB-/P	46	13,000	1/17/47	300 bp	(1,268)
	CMBX NA BBB- Index	BBB-/P	46	13,000	1/17/47	300 bp	(1,268)
	CMBX NA BB Index	—	(1,514)	177,000	5/11/63	(500 bp)	22,641
	CMBX NA BB Index	—	(1,177)	111,000	5/11/63	(500 bp)	13,971
	CMBX NA BB Index	—	554	54,000	5/11/63	(500 bp)	7,923
	CMBX NA BB Index	—	63	52,000	5/11/63	(500 bp)	7,159
	CMBX NA BB Index	—	1,085	48,000	5/11/63	(500 bp)	7,636
	CMBX NA BB Index	—	(336)	35,000	5/11/63	(500 bp)	4,440
	CMBX NA BB Index	—	(92)	46,000	1/17/47	(500 bp)	8,858
	CMBX NA BBB- Index	BBB-/P	(131)	14,000	5/11/63	300 bp	(1,160)
	CMBX NA BBB- Index	BBB-/P	(371)	37,000	5/11/63	300 bp	(3,091)
	CMBX NA BBB- Index	BBB-/P	(152)	38,000	5/11/63	300 bp	(2,945)
	CMBX NA BBB- Index	BBB-/P	(313)	39,000	5/11/63	300 bp	(3,180)
	CMBX NA BBB- Index	BBB-/P	(783)	47,000	5/11/63	300 bp	(4,238)
	CMBX NA BBB- Index	BBB-/P	(752)	75,000	5/11/63	300 bp	(6,265)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	(5,277)
	CMBX NA BBB- Index	BBB-/P	1,075	51,000	1/17/47	300 bp	(4,081)
	CMBX NA BBB- Index	BBB-/P	2,244	52,000	1/17/47	300 bp	(3,013)
	CMBX NA BBB- Index	BBB-/P	2,093	52,000	1/17/47	300 bp	(3,164)
	CMBX NA BBB- Index	BBB-/P	2,093	52,000	1/17/47	300 bp	(3,164)
	CMBX NA BBB- Index	BBB-/P	2,203	53,000	1/17/47	300 bp	(3,155)
	CMBX NA BBB- Index	BBB-/P	2,303	76,000	1/17/47	300 bp	(5,381)
	CMBX NA BBB- Index	BBB-/P	2,665	89,000	1/17/47	300 bp	(6,333)
	CMBX NA BBB- Index	BBB-/P	14,009	101,000	1/17/47	300 bp	3,798
	CMBX NA BBB- Index	BBB-/P	27,356	191,000	1/17/47	300 bp	8,046
	CMBX NA BBB- Index	BBB-/P	43,377	218,000	1/17/47	300 bp	21,337
	CMBX NA BBB- Index	BBB-/P	25,901	268,000	1/17/47	300 bp	(1,194)
	CMBX NA BBB- Index	BBB-/P	41,030	309,000	1/17/47	300 bp	9,791
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	152,742	1,810,000	5/11/63	300 bp	19,707
	CMBX NA BBB- Index	BBB-/P	2,822	51,000	1/17/47	300 bp	(2,334)
	CMBX NA BBB- Index	BBB-/P	5,327	101,000	1/17/47	300 bp	(4,884)
	CMBX NA BBB- Index	BBB-/P	2,693	103,000	1/17/47	300 bp	(7,721)
	CMBX NA BBB- Index	BBB-/P	26,374	268,000	1/17/47	300 bp	(721)
	CMBX NA BBB- Index	BBB-/P	40,854	309,000	1/17/47	300 bp	9,614
	CMBX NA BBB- Index	BBB-/P	48,958	405,000	1/17/47	300 bp	8,013

	Total		$805,783	$78,657

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(140,012)	$22,032,450	12/20/20	500 bp	$806,213
	NA HY Series 26 Index	—	(181,803)	7,416,000	6/20/21	(500 bp)	67,677
	NA HY Series 26 Index	—	791,891	32,623,000	6/20/21	(500 bp)	(305,572)
	NA IG Series 26 Index	BBB+/P	(501,298)	43,350,000	6/20/21	100 bp	(13,545)

	Total		$(31,222)	$554,773

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,284,799,629.
(b)	The aggregate identified cost on a tax basis is $2,407,197,052, resulting in gross unrealized appreciation and depreciation of $187,031,339 and $98,578,845, respectively, or net unrealized appreciation of $88,452,494.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $692,575, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$106,910,629	$280,637,932	$261,335,538	$228,667	$126,213,023
	Putnam Short Term Investment Fund*	270,178,797	316,337,636	280,681,208	779,950	305,835,225
	Totals	$377,089,426	$596,975,568	$542,016,746	$1,008,617	$432,048,248
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $44,637,082, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $44,330,476. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $304,628,028 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.5%
	United Kingdom	3.0
	Japan	2.7
	France	1.7
	China	1.2
	Germany	1.0
	Switzerland	0.9
	Australia	0.9
	South Korea	0.8
	Russia	0.6
	Netherlands	0.6
	Canada	0.6
	Mexico	0.5
	India	0.5
	Other	5.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the returns on securities owned, to enhance the return on security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $161,372 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,853,678 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,475,705 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,668,317	$27,127,986	$—
Capital goods	76,833,333	17,014,974	—
Communication services	37,618,735	22,108,420	986
Conglomerates	353,580	4,523,402	—
Consumer cyclicals	178,844,802	50,432,256	—
Consumer staples	96,921,950	41,524,457	132,421
Energy	59,830,332	20,842,549	250
Financials	190,669,324	81,882,962	—
Health care	154,974,679	35,602,881	—
Technology	207,158,210	31,579,424	—
Transportation	24,141,256	12,839,687	—
Utilities and power	41,797,315	20,166,479	—
Total common stocks	1,103,811,833	365,645,477	133,657
Asset-backed securities	—	2,287,000	—
Convertible bonds and notes	—	276,953	—
Convertible preferred stocks	—	232,540	—
Corporate bonds and notes	—	261,139,002	575,705
Foreign government and agency bonds and notes	—	8,961,508	—
Investment companies	734,848	—	—
Mortgage-backed securities	—	53,112,420	—
Preferred stocks	166,790	—	—
Purchased options outstanding	—	129,706	—
Senior loans	—	2,716,751	—
U.S. government and agency mortgage obligations	—	176,515,410	—
U.S. treasury obligations	—	37,144	—
Warrants	—	4,507,524	—
Short-term investments	432,048,248	82,617,030	—

Totals by level	$1,536,761,719	$958,178,465	$709,362

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,210,638	$—
Futures contracts	(3,855,645)	—	—
Written options outstanding	—	(7,204)	—
Written swap options outstanding	—	(290,396)	—
TBA sale commitments	—	(60,565,625)	—
Interest rate swap contracts	—	(1,356,853)	—
Total return swap contracts	—	(158,713)	—
Credit default contracts	—	(141,131)	—

Totals by level	$(3,855,645)	$(61,309,284)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of June 30, 2016
Common stocks*:
Communication services	$—	$—	$—	$(33,657)	$34,643	$—	$—	$—	$986
Consumer staples	164,635	—	—	(32,214)	—	—	—	—	132,421
Energy	998	—	—	(748)	—	—	—	—	250
Financials	215,514	—	—	(25,684)	—	(189,830)	—	—	—
Total common stocks	$381,147	$—	$—	$(92,303)	$34,643	$(189,830)	$—	$—	$133,657
Asset-backed securities	$29,098,000	—	—	—	—	(29,098,000)	—	—	$—
Corporate bonds and notes	$595,656	(29,865)	—	9,914	—	—	—	—	$575,705
Mortgage-backed securities	$1,814,307	(102,348)	(6,081)	(93,505)	1,432	(835,023)	—	(778,782)	$—
Totals	$31,889,110	$(132,213)	$(6,081)	$(175,894)	$36,075	$(30,122,853)	$—	$(778,782)	$709,362

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

# Includes ($56,704) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,933,408	$2,074,539
Foreign exchange contracts	4,399,365	3,069,473
Equity contracts	7,022,446	5,514,927
Interest rate contracts	4,567,415	7,225,769

Total	$17,922,634	$17,884,708

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$200
Purchased currency options (contract amount)		$8,100,000
Written equity option contracts (contract amount)		$200
Written swap option contracts (contract amount)		$3,100,000
Futures contracts (number of contracts)		6,000
Forward currency contracts (contract amount)		$447,300,000
Centrally cleared interest rate swap contracts (notional)		$202,000,000
OTC total return swap contracts (notional)		$218,200,000
OTC credit default contracts (notional)		$9,600,000
Centrally cleared credit default contracts (notional)		$88,000,000
Warrants (number of warrants)		1,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$53,465	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$53,465
	OTC Total return swap contracts*#	—	7,713	—	2,496,804	5,785	—	9,373	—	—	—	—	—	—	—	—	2,519,675
	OTC Credit default contracts*#	—	—	—	—	175,905	—	74,045	—	—	—	—	—	—	—	—	249,950
	Centrally cleared credit default contracts§	—	—	174,359	—	—	—	—	—	—	—	—	—	—	—	—	174,359
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	4,976,176	—	—	—	—	4,976,176
	Forward currency contracts#	895,674	338,650	—	241,526	309,356	12,228	666,814	121,044	761,126	—	—	250,068	85,176	147,326	451,123	4,280,111
	Purchased swap options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Purchased options#	—	—	—	129,706	—	—	—	—	—	—	—	—	—	—	—	129,706
	Repurchase agreements	—	—	—	—	—	—	—	—	—	—	15,790,000	—	—	—	—	15,790,000

	Total Assets	$895,674	$346,363	$227,824	$2,868,036	$491,046	$12,228	$750,232	$121,044	$761,126	$—	$20,766,176	$250,068	$85,176	$147,326	$451,123	$28,173,442

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	19,619	—	—	—		—	—	—	—	—	—	—	—	19,619
	OTC Total return swap contracts*#	—	17,960	—	2,592,092	2,631	—	65,705	—	—	—	—	—	—	—	—	2,678,388
	OTC Credit default contracts*#	17,493	—	—	—	516,068	—	185,419	—	—	258,096	—	—	—	—	—	977,076
	Centrally cleared credit default contracts§	—	—	115,823	—	—	—	—	—	—	—	—	—	—	—	—	115,823
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	111,179	—	—	—	—	111,179
	Forward currency contracts#	77,905	173,104	—	228,437	1,161,567	147,993	142,413	46,231	338,656	—	—	328,976	275,030	149,161	—	3,069,473
	Written swap options#	—	—	—	—	—	—	—	—	290,396	—	—	—	—	—	—	290,396
	Written options#	—	—	—	7,204	—	—	—	—	—	—	—	—	—	—	—	7,204

	Total Liabilities	$95,398	$191,064	$135,442	$2,827,733	$1,680,266	$147,993	$393,537	$46,231	$629,052	$258,096	$111,179	$328,976	$275,030	$149,161	$—	$7,269,158

	Total Financial and Derivative Net Assets	$800,276	$155,299	$92,382	$40,303	$(1,189,220)	$(135,765)	$356,695	$74,813	$132,074	$(258,096)	$20,654,997	$(78,908)	$(189,854)	$(1,835)	$451,123	$20,904,284
	Total collateral received (pledged)##†	$800,276	$37,144	$—	$(430,939)	$(1,189,220)	$(119,988)	$161,372	$—	$—	$(258,096)	$15,790,000	$—	$(189,854)	$(1,835)	$—
	Net amount	$—	$118,155	$92,382	$471,242	$—	$(15,777)	$195,323	$74,813	$132,074	$—	$4,864,997	$(78,908)	$—	$—	$451,123

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016